MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.



FUND LOGO



Semi-Annual Report

December 31, 1999




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH MUNICIPAL BOND FUND, INC.


Officers and
Directors

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Vincent R. Giordano, Senior Vice President
Robert A. DiMella, Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and Treasurer
William E. Zitelli, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999


DEAR SHAREHOLDER

The Municipal Market Environment
The combination of steady strong domestic economic growth, improvement in foreign economies (most notably in Japan) and increasing investor concerns regarding potential increases in US inflation put upward pressure on bond yields throughout the six-month period ended December 31, 1999. Continued strong US employment growth and consumer spending were among the reasons the Federal Reserve Board cited for raising short-term interest rates in late June, August and November. US Treasury bond yields reacted by climbing above 6.375% by late October and generally rising for the remainder of the year. During the period, yields on 30-year US Treasury bonds increased over 50 basis points (0.50%).

Long-term tax-exempt bond yields also rose during the six months ended December 31, 1999. For much of the first half of 1999, the municipal bond market was able to withstand much of the upward pressure on bond yields. However, investor concerns of additional moves by the Federal Reserve Board to moderate US economic growth and, more importantly, the loss of the strong technical support that the tax-exempt market enjoyed in early 1999 helped push municipal bond yields significantly higher for the remainder of the period. The yields on long-term tax-exempt revenue bonds rose over 60 basis points to 6.23% by December 31, 1999, as measured by the Bond Buyer Revenue Bond Index.

In recent months, the significant decline in new tax-exempt bond issuance has remained a positive factor within the municipal bond market, as it had been for much of the past year. Over the last year, more than $225 billion in long-term municipal bonds was issued, a decline of nearly 20% compared to the same period a year ago. During the past six months, over $100 billion in long-term tax-exempt bonds was underwritten, representing a decline of nearly 18% compared to the corresponding period in 1998. Over the past three months, approximately $55 billion in securities was issued by municipalities nationally. This quarterly issuance also represented a decline of over 20% when compared to the same period in 1998. It is likely that many tax-exempt issuers accelerated their financings in recent months or decided to postpone issuance into early 2000 to avoid any potential Year 2000 (Y2K)-related disruptions at year-end. Consequently, December 1999 volume of issuance of approximately $14 billion declined more than 40% compared to 1998 levels. We expect decreased tax-exempt bond issuance to continue. Early estimates suggest that annual tax-exempt issuance in 2000 will be in the $210 billion--$215 billion range.

Although tax-exempt bond yields are at their highest level in over two years and have attracted significant retail investor interest, institutional demand has declined sharply. Long-term municipal mutual funds have seen consistent outflows in recent months as the yields of individual securities have risen faster than those of larger, more diverse mutual funds. In addition, the demand from property/casualty insurance companies has weakened as a result of the losses, and anticipated losses, incurred as a result of the series of damaging storms across much of the eastern United States. Additionally, many institutional investors who were attracted to the municipal bond market in recent years by historically attractive tax-exempt bond yield ratios of over 90% have found other asset classes even more attractive. Even with a reduced supply position, tax-exempt issuers have been forced to repeatedly raise municipal bond yields in the attempt to attract adequate demand.

The recent relative underperformance of the municipal bond market has resulted in an opportunity for long-term investors to purchase tax-exempt issues whose yields are nearly identical with taxable US Treasury securities. At December 31, 1999, long-term uninsured municipal revenue bond yields were more than 96% of comparable US Treasury securities. In recent months, many taxable asset classes, such as corporate bonds, mortgage-backed securities and US agency debt, have all accelerated debt issuance. This acceleration was initiated largely to avoid issuing securities at year-end and to minimize any associated Y2K problems that could possibly develop. However, this increased issuance also resulted in higher yield levels in the various asset classes, as lower bond prices became necessary to attract sufficient investor demand. Going forward, it is believed that the pace of non-US Government debt issuance is likely to slow significantly. As the supply of this debt declines, we would expect many institutional investors to return to the municipal bond market and the attractive yield ratios available.

Looking ahead, it appears to us that long-term tax-exempt bond yields will remain under pressure, trading in a broad range centered near current levels. Investors are likely to remain concerned about future action by the Federal Reserve Board. Any improvement in bond prices will probably be contingent upon weakening in both US employment growth and consumer spending. The over 100 basis point rise in US Treasury bond yields seen thus far this year may negatively impact US economic growth. The US housing market will be among the first sectors likely to be affected, as some declines have already been evidenced in response to higher mortgage rates. We believe that it is also unrealistic to expect double-digit returns in US equity markets to continue indefinitely. Much of the US consumer's wealth is tied to recent stock market appreciation. Any slowing in these incredible growth rates is likely to reduce consumer spending. We believe that these factors suggest that the worst of the recent increase in bond yields has passed and stable, if not slightly improving, bond prices may be expected.


Portfolio Strategy
Our primary portfolio strategy for the Insured and National Portfolios of the Fund has been to focus on seeking to generate an above-industry average level of current income to shareholders. In the beginning of last year, the market experienced conditions where credit quality spreads were unusually tight. The difference in yield between higher-rated securities and lower-rated credits was unusually narrow. This period was used to structure the National Portfolio in an effort to provide a generous current return without subjecting its net asset values to any possible deterioration from credit concerns. This structuring benefited the Portfolio's performance because credit spreads widened while interest rates rose throughout 1999. For the Insured Portfolio, we continued to focus on relative value within the insured market and those securities offering a generous yield.

However, market volatility and a general trend toward rising interest rates were negative factors in the municipal market. The Portfolios had relatively fully invested positions, which negatively impacted total returns. As we start 2000, we do intend to restructure the Portfolios in a way that may limit some degree of the market's volatility in our investments. Higher interest rates give us the opportunity to increase coupon structure, thereby enhancing current return going forward. Call provisions may be improved through the upcoming new-issue calendar. We intend to position each of the Portfolios' structure in a manner conducive to achieving a relatively high level of tax-exempt income, while tempering any negative market impact of rising interest rates. We will continue to monitor the economic landscape for signs that a more positive outlook for bonds is imminent and find appropriate tax-exempt issues within the Portfolios' respective credit limits in an effort to enhance yield.

Throughout most of the quarter ended December 31, 1999, we positioned the Limited Maturity Portfolio with a neutral-to-slightly defensive investment stance. Cash reserves fluctuated between 3% and 10%, while the average portfolio maturity was reduced to approximately 1.5 years. The prolonged strength of the US economy and the possibility of unconditional Federal Reserve Board tightening prompted this positioning. Our primary investment focus continues to be on higher coupon, higher-quality issues, which tend to maintain a high level of current yield, as well as less volatility in a rising interest rate environment. This strategy has allowed the Portfolio to continue to outperform the average total return of its peer group for the quarter, as measured by Lipper Analytical Services, Inc.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999


We appreciate your ongoing interest in the Merrill Lynch Municipal Bond Fund, Inc., and we look forward to serving your investment needs in the months and years to come.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Robert A. DiMella)
Robert A. DiMella
Vice President and Portfolio Manager



(Walter C. O'Connor)
Walter C. O'Connor
Vice President and Portfolio Manager



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



February 15, 2000



Effective January 7, 2000, Robert A. DiMella was named Portfolio Manager of Merrill Lynch Municipal Bond Fund, Inc. Mr. DiMella has been Vice President of Merrill Lynch Asset Management, L.P. (MLAM) since 1997. Prior thereto he was Assistant Vice President of MLAM from 1995 to 1997.



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares for all three portfolios are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Insured Portfolio

Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/99                        -5.23%         -9.02%
Five Years Ended 12/31/99                  +5.77          +4.91
Ten Years Ended 12/31/99                   +6.19          +5.75

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/99                        -6.07%         -9.60%
Five Years Ended 12/31/99                  +4.95          +4.95
Ten Years Ended 12/31/99                   +5.38          +5.38

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/99                        -6.11%         -7.00%
Five Years Ended 12/31/99                  +4.90          +4.90
Inception (10/21/94) through 12/31/99      +4.63          +4.63

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/99                        -5.59%         -9.37%
Five Years Ended 12/31/99                  +5.48          +4.62
Inception (10/21/94) through 12/31/99      +5.21          +4.39

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



National Portfolio

Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/99                        -5.42%         -9.20%
Five Years Ended 12/31/99                  +6.14          +5.27
Ten Years Ended 12/31/99                   +6.33          +5.89

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/99                        -6.13%         -9.70%
Five Years Ended 12/31/99                  +5.36          +5.36
Ten Years Ended 12/31/99                   +5.53          +5.53

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payments of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/99                        -6.26%         -7.16%
Five Years Ended 12/31/99                  +5.29          +5.29
Inception (10/21/94) through 12/31/99      +4.80          +4.80

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/99                        -5.64%         -9.42%
Five Years Ended 12/31/99                  +5.89          +5.03
Inception (10/21/94) through 12/31/99      +5.40          +4.58

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999


PERFORMANCE DATA (concluded)


Limited Maturity
Portfolio

Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/99                        +2.04%         +1.02%
Five Years Ended 12/31/99                  +4.14          +3.93
Ten Years Ended 12/31/99                   +4.54          +4.43

 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/99                        +1.68%         +0.69%
Five Years Ended 12/31/99                  +3.76          +3.76
Inception (11/2/92) through 12/31/99       +3.47          +3.47

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/99                        +1.67%         +0.68%
Five Years Ended 12/31/99                  +3.66          +3.66
Inception (10/21/94) through 12/31/99      +3.54          +3.54

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/99                        +1.94%         +0.92%
Five Years Ended 12/31/99                  +4.03          +3.82
Inception (10/21/94) through 12/31/99      +3.91          +3.70

 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                                                                   Ten Years/
                                                                                                     Since
                                                                        3 Month       12 Month     Inception    Standardized
As of December 31, 1999                                               Total Return  Total Return  Total Return  30-Day Yield
ML Municipal Bond Fund, Inc. Insured Portfolio Class A Shares**            -1.44%       -5.23%      +82.28%        5.17%
ML Municipal Bond Fund, Inc. Insured Portfolio Class B Shares**            -1.63        -6.07       +68.83         4.62
ML Municipal Bond Fund, Inc. Insured Portfolio Class C Shares**            -1.64        -6.11       +26.48         4.57
ML Municipal Bond Fund, Inc. Insured Portfolio Class D Shares**            -1.50        -5.59       +30.19         4.94
ML Municipal Bond Fund, Inc. National Portfolio Class A Shares**           -1.70        -5.42       +84.66         5.33
ML Municipal Bond Fund, Inc. National Portfolio Class B Shares**           -1.89        -6.13       +71.24         4.78
ML Municipal Bond Fund, Inc. National Portfolio Class C Shares**           -1.90        -6.26       +27.58         4.73
ML Municipal Bond Fund, Inc. National Portfolio Class D Shares**           -1.66        -5.64       +31.45         5.08
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class A Shares***  +0.48        +2.04       +55.82         3.92
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class B Shares***  +0.38        +1.68       +27.63         3.60
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class C Shares***  +0.38        +1.67       +19.83         3.60
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class D Shares***  +0.45        +1.94       +22.02         3.82

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
 **The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D
   Shares.
***The Fund's ten-year/since inception periods are ten years for Class A Shares; from 11/2/92 for Class B Shares; and from 10/21/94 for Class C & Class D Shares.


SCHEDULE OF INVESTMENTS                                                                                (in Thousands)
                 Municipal Bonds                                                                       Insured Portfolio

                 S&P      Moody's    Face
STATE            Ratings  Ratings   Amount   Issue                                                              Value
Alabama--6.2%    AAA      Aaa    $ 12,500    Alabama State Docks Department, Docks Facilities Revenue
                                             Refunding Bonds, Series B, 5.50% due 10/01/2022 (e)              $   11,583
                 AAA      Aaa       1,585    Alabama Water Pollution Control Authority Revenue Bonds,
                                             Revolving Fund Loan, Series A, 6.75% due 8/15/2017 (b)                1,676
                 AAA      Aaa      39,270    Jefferson County, Alabama, Sewer Revenue Bonds,
                                             Capital Improvement Warrants, Series A, 5.375% due 2/01/2036 (h)     34,296
                 AAA      Aaa      37,720    Jefferson County, Alabama, Sewer Revenue Refunding
                                             Warrants, Series A, 5.375% due 2/01/2027 (h)                         33,795
                 AAA      NR*       1,250    Mobile, Alabama, GO, Refunding and Capital Improvement
                                             Bonds, 10.875% due 11/01/2007 (c)                                     1,609
                 AAA      Aaa       7,250    University of Alabama, University Revenue Bonds (Birmingham),
                                             6% due 10/01/2020 (h)                                                 7,254

Arizona--0.5%    AAA      Aaa       6,750    Arizona State Municipal Financing Program, COP, Series 34,
                                             7.25% due 8/01/2009 (g)                                               7,734

California--0.6% AAA      Aaa       5,800    Oakland, California, Redevelopment Agency, Tax Allocation
                                             Refunding Bonds, INFLOS, 8.32% due 9/01/2019 (d)(e)                   5,662
                 AAA      Aaa       2,300    San Jose, California, Redevelopment Agency, Tax Allocation
                                             Refunding Bonds (Merged Area Redevelopment Project),
                                             6% due 8/01/2008 (e)                                                  2,458

Colorado--3.1%                               Denver, Colorado, City and County Airport Revenue
                                             Refunding Bonds:
                 AAA      Aaa      10,000      Series A, 5.75% due 11/15/2016 (e)                                  9,893
                 AAA      Aaa       6,030      Series B, 5% due 11/15/2025 (i)                                     5,055
                 AAA      Aaa       1,500      Series D, 5.50% due 11/15/2025 (e)                                  1,369
                 AAA      Aaa       5,000      Series E, 5.50% due 11/15/2025 (e)                                  4,563
                 NR*      Aaa      19,160    Denver, Colorado, City and County Airport Revenue
                                             Refunding Bonds, RIB, Series 153, 5.561% due
                                             11/15/2025 (d)(e)                                                    16,947
                 AAA      Aaa       8,500    E-470 Public Highway Authority, Colorado, Revenue Refunding
                                             Bonds, Senior Series A, 5.25% due 9/01/2018 (e)                       7,789

District of      AAA      Aaa       7,500    District of Columbia, GO, Refunding, Series B,
Columbia--                                   5.50% due 6/01/2014 (i)                                               7,268
0.9%             AAA      Aaa       7,000    Washington, D.C., Convention Center Authority, Dedicated
                                             Tax Revenue Bonds, Senior Lien, 4.75% due 10/01/2028 (b)              5,497


Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Municipal
Bond Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

ACES SM    Adjustable Convertible Extendable Securities
AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
DATES      Daily Adjustable Tax-Exempt Securities
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
INFLOS     Inverse Floating Rate Municipal Bonds
IRS        Inverse Rate Securities
LEVRRS     Leveraged Reverse Rate Securities
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family
VRDN       Variable Rate Demand Notes



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                    (in Thousands)
                 Municipal Bonds                                                                       Insured Portfolio

                 S&P      Moody's    Face
STATE            Ratings  Ratings   Amount   Issue                                                              Value
Florida--1.7%    A1+      NR*    $  9,000    Capital Projects Finance Authority, Florida, Revenue
                                             Bonds (Florida Hospital Association--Capital Projects
                                             Loan), VRDN, Series A, 4.90% due 6/01/2028 (f)(i)                $    9,000
                                             Dade County, Florida, Water and Sewer System
                                             Revenue Bonds (h):
                 AAA      Aaa      10,000      5.25% due 10/01/2026                                                8,909
                 A1+      VMIG1++   2,500      VRDN, 4.75% due 10/05/2022 (f)                                      2,500
                 AAA      Aaa         500    Jacksonville, Florida, Health Facilities Authority,
                                             Hospital Revenue Refunding Bonds, 11.50% due 10/01/2012 (c)             778
                 AAA      Aaa       2,240    West Coast Regional Water Supply Authority, Florida,
                                             Capital Improvement Revenue Bonds (Hillsborough County
                                             Project), 10.40% due 10/01/2010 (a)(b)                                3,034

Georgia--2.2%                                Georgia Municipal Electric Authority, Power Revenue
                                             Refunding Bonds (b):
                 AAA      Aaa      20,000      Series EE, 7% due 1/01/2025                                        22,573
                 AAA      Aaa       9,000      Series Y, 6.40% due 1/01/2013                                       9,745

Hawaii--0.9%     AAA      Aaa      10,000    Hawaii State Airport System, Revenue Refunding Bonds,
                                             6.45% due 7/01/2013 (e)                                              10,581
                 AAA      Aaa       2,000    Honolulu, Hawaii, City and County Wastewater System,
                                             Revenue Refunding Bonds, Second Bond Resolution
                                             (Junior Series), 5.25% due 7/01/2017 (h)                              1,835

Illinois--13.6%                              Chicago, Illinois, Board of Education, GO (b):
                 AAA      Aaa      10,000      (Chicago School Reform), 5.75% due 12/01/2027                       9,456
                 AAA      Aaa      12,650      (Chicago School Reform Project), Series A, 5.25%
                                               due 12/01/2022                                                     11,203
                 AAA      Aaa      12,520    Chicago, Illinois, GO, Project and Refunding Bonds,
                                             5.25% due 1/01/2020 (h)                                              11,194
                 AAA      Aaa       2,000    Chicago, Illinois, O'Hare International Airport Revenue
                                             Bonds (Passenger Facility Charge), Series A,
                                             5.625% due 1/01/2015 (b)                                              1,954
                                             Chicago, Illinois, Sales Tax Revenue Bonds (h):
                 AAA      Aaa      12,450      5.375% due 1/01/2030                                               10,997
                 AAA      Aaa      35,565      5.75% due 1/01/2034                                                33,403
                 AAA      Aaa      13,675    Chicago, Illinois, Wastewater Transmission Revenue
                                             Bonds, Second Lien, 5.25% due 1/01/2028 (b)                          11,878
                 AAA      Aaa      13,950    Chicago, Illinois, Water Revenue Refunding Bonds,
                                             5.25% due 11/01/2027 (h)                                             12,119
                 AAA      Aaa      12,000    Illinois Development Finance Authority, PCR, Refunding
                                             (Illinois Power Company Project), Series A,
                                             5.40% due 3/01/2028 (e)                                              10,707
                 AAA      Aaa       3,250    Illinois Health Facilities Authority Revenue Bonds
                                             (Elmhurst Memorial Hospital), 6.625% due 1/01/2022 (h)                3,362
                                             Illinois Health Facilities Authority, Revenue
                                             Refunding Bonds (e):
                 AAA      Aaa       3,740      (Methodist Medical Center), 5.50% due 11/15/2011                    3,730
                 A1+      VMIG1++  31,745      (University of Chicago Hospitals), VRDN, 4.65%
                                               due 8/01/2026 (f)                                                  31,745
                 AAA      AAA      14,450    Illinois Health Facilities Authority, Revenue
                                             Refunding Bonds, RIB, Series 166, 6.16% due 2/15/2024 (b)(d)(j)      13,449
                 AAA      Aaa       3,000    Illinois State, GO, 5.75% due 5/01/2021 (e)                           2,875
                 AAA      Aaa       3,000    Metropolitan Pier and Exposition Authority, Illinois,
                                             Dedicated State Tax Revenue Refunding Bonds (McCormick Plant
                                             Expansion Project), 5.50% due 12/15/2024 (h)                          2,749
                 AAA      Aaa      26,000    Regional Transportation Authority, Illinois, Revenue
                                             Bonds, Series A, 6.25% due 6/01/2004 (a)(b)                          27,905

Indiana--4.5%    AAA      Aaa      15,000    Indiana Health Facilities Financing Authority, Hospital
                                             Revenue Refunding Bonds (Sisters of Saint Francis
                                             Health), Series A, 5.375% due 11/01/2027 (e)                         13,128
                 AAA      Aaa       5,555    Indiana State Office Building Commission, Facilities
                                             Revenue Bonds (Miami Correctional Facility--Phase 1),
                                             Series A, 5.50% due 7/01/2015 (b)                                     5,353
                 AAA      Aaa      12,625    Indianapolis, Indiana, Gas Utility Revenue Refunding
                                             Bonds (Distribution Systems), Series A, 5% due 8/15/2024 (b)         10,612
                 AAA      Aaa       4,040    Indianapolis, Indiana, Local Public Improvement
                                             Revenue Bonds, 7.90% due 2/01/2002 (a)(g)                             4,294
                 AAA      Aaa      10,000    Marion County, Indiana, Convention and Recreational
                                             Facilities Authority, Excise Tax Revenue Bonds,
                                             Lease Rental, Sub-Series A, 5% due 6/01/2027 (e)                      8,313
                 AAA      Aaa       4,510    Munster, Indiana, School Building Corporation, Revenue
                                             Refunding Bonds, First Mortgage, 5.75% due 1/15/2005 (a)(e)           4,722
                 AAA      Aaa       5,000    Penn, Indiana, High School Building Corporation Revenue Bonds,
                                             First Mortgage, 6.125% due 7/15/2005 (a)(e)                           5,335
                                             Rockport, Indiana, PCR, Refunding (AEP Generating
                                             Company Project), VRDN (b)(f):
                 AAA      Aaa       2,000      Series A, 4.55% due 7/01/2025                                       2,000
                 AAA      Aaa       2,000      Series B, 4.55% due 7/01/2025                                       2,000
                 AAA      Aaa      10,370    Wayne Township, Indiana, Marion County School Building Corporation
                                             Revenue Bonds, First Mortgage, 5.50% due 1/15/2022 (e)                9,539

Kentucky--0.8%   A1       VMIG1++  12,100    Kentucky Economic Development Finance Authority, Hospital
                                             Facilities Revenue Refunding Bonds (Baptist Healthcare),
                                             VRDN, Series C, 4.55% due 8/15/2031 (e)(f)                           12,100

Louisiana--0.7%  AAA      Aaa      10,000    De Soto Parish, Louisiana, PCR, Refunding (Cleco Utilities
                                             Group Inc. Project), 5.875% due 9/01/2029 (b)                         9,574

Maryland--0.3%   AAA      Aaa       4,400    Maryland State Health and Higher Educational Facilities
                                             Authority Revenue Bonds (University of Maryland Medical
                                             System), Series B, 7% due 7/01/2022 (h)                               4,999

Massachusetts                                Massachusetts Bay Transportation Authority, Massachusetts,
--4.1%                                       Revenue Bonds (General Transportation System):
                 AAA      Aaa      21,535      Series A, 5% due 3/01/2027 (h)                                     18,084
                 AAA      Aaa       5,000      Series B, 5.25% due 3/01/2020 (i)                                   4,505
                 AAA      Aaa       3,675    Massachusetts Educational Loan Authority, Education Loan Revenue
                                             Bonds, AMT, Issue D, Series A, 7.25% due 1/01/2009 (e)                3,804
                 AAA      Aaa      10,000    Massachusetts State Health and Educational Facilities Authority
                                             Revenue Bonds (Beth Israel Deaconess
                                             Medical Center), INFLOS, Series G-4, 8.066% due 7/01/2025 (b)(d)      9,538
                 AAA      Aaa       3,100    Massachusetts State Health and Educational Facilities
                                             Authority, Revenue Refunding Bonds (Saint Elizabeth's Hospital),
                                             LEVRRS, Series E, 9.09% due 8/12/2021 (d)(i)                          3,336
                 AAA      Aaa      19,875    Massachusetts State Turnpike Authority, Metropolitan
                                             Highway System Revenue Refunding Bonds, Senior-Series A,
                                             5.125% due 1/01/2023 (e)                                             17,299
                 AAA      Aaa       2,500    Massachusetts State Water Resource Authority Revenue Bonds,
                                             Series A, 5.50% due 11/01/2006 (a)(h)                                 2,597

Michigan--1.2%   AAA      Aaa       6,915    Michigan State, HDA, Rental Housing Revenue Refunding
                                             Bonds, Series B, 6.15% due 10/01/2015 (e)                             7,021
                 AAA      Aaa      10,000    Michigan State Strategic Fund, Limited Obligation
                                             Revenue Refunding Bonds (Detroit Edison Company),
                                             Series AA, 6.40% due 9/01/2025 (e)                                    9,999
                 AAA      Aaa       1,000    Rockford, Michigan, Public Schools, GO, 6% due 5/01/2007 (h)          1,058



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                    (in Thousands)
                 Municipal Bonds                                                                       Insured Portfolio

                 S&P      Moody's    Face
STATE            Ratings  Ratings   Amount   Issue                                                              Value
Mississippi--    AAA      Aaa    $  1,320    Harrison County, Mississippi, Wastewater Management
0.1%                                         District, Revenue Refunding Bonds (Wastewater
                                             Treatment Facilities), Series A, 8.50% due 2/01/2013 (h)         $    1,676

Nevada--3.8%     AAA      Aaa      10,600    Nevada State, GO (Municipal Bond Bank Projects 66 and 67),
                                             Series A, 5% due 5/15/2028 (h)                                        8,849
                 AAA      Aaa      45,000    Washoe County, Nevada, Water Facility Revenue Bonds
                                             (Sierra Pacific Power Company Project), AMT,
                                             6.65% due 6/01/2017 (e)                                              46,745

New Jersey--4.3% AAA      Aaa       6,810    Cape May County, New Jersey, Industrial Pollution Control
                                             Financing Authority, Revenue Refunding Bonds
                                             (Atlantic City Electric Company Project), Series A,
                                             6.80% due 3/01/2021 (e)                                               7,580
                 AAA      Aaa      28,750    New Jersey EDA, Natural Gas Facilities Revenue
                                             Refunding Bonds (NUI Corporation Project), Series A,
                                             6.35% due 10/01/2022 (b)                                             29,397
                 AAA      Aaa       4,460    New Jersey Sports and Exposition Authority, State Contract
                                             Revenue Refunding Bonds, Series A, 5.50% due 3/01/2016 (e)            4,380
                 AAA      Aaa      15,505    New Jersey State Housing and Mortgage Finance Agency
                                             Revenue Bonds, Home Buyer, AMT, Series M, 7% due 10/01/2026 (e)      16,318
                 AAA      Aaa       4,215    New Jersey State Turnpike Authority, Turnpike Revenue
                                             Refunding Bonds, Series C, 6.50% due 1/01/2008 (b)                    4,599

New York--15.1%  AAA      Aaa      27,225    Long Island Power Authority, New York, Electric System Revenue
                                             Refunding Bonds, Series A, 5.50% due 12/01/2029 (e)                  24,850
                                             Metropolitan Transportation Authority, New York, Transit
                                             Facilities Revenue Bonds (a):
                 AAA      Aaa      10,000      Series A, 6.10% due 7/01/2006 (i)                                  10,758
                 AAA      Aaa       7,000      Series O, 6.375% due 7/01/2004 (e)                                  7,535
                 A1       Aaa      28,510    New York City, New York, City Municipal Water Finance
                                             Authority, Water and Sewer System Revenue Bonds,
                                             RITR, Series FR-5, 5.395% due 6/15/2026 (d)(e)                       25,868
                                             New York City, New York, City Municipal Water Finance
                                             Authority, Water and Sewer System Revenue
                                             Refunding Bonds:
                 AAA      NR*       4,900      Series B, 5.25% due 6/15/2029 (i)                                   4,279
                 A1+      VMIG1++   1,100      VRDN, Series G, 4.50% due 6/15/2024 (f)(h)                          1,100
                                             New York City, New York, GO:
                 AAA      Aaa      15,000      Series B, 6.25% due 8/15/2008 (b)                                  16,065
                 AAA      Aaa       4,225      Series E, 6% due 8/01/2007 (h)                                      4,464
                 AAA      Aaa       6,320      Series G, 6% due 10/15/2007 (b)                                     6,683
                 AAA      Aaa      31,000      Series I, 6% due 4/15/2012 (i)                                     32,181
                 AAA      Aaa       5,385      Series I, 5.25% due 4/15/2016 (e)                                   4,984
                 AAA      Aaa       3,350      Series I, 5% due 4/15/2029 (e)                                      2,794
                 AAA      Aaa      15,000      Series M, 5.50% due 6/01/2017 (b)                                  14,289
                 A1+      VMIG1++   1,200      VRDN, Series B, 4.50% due 10/01/2020 (f)(h)                         1,200
                                             New York City, New York, GO, Refunding:
                 AAA      Aaa      24,500      Series D, 6% due 8/01/2008 (h)                                     25,908
                 AAA      Aaa       1,500      Series E, 6.20% due 8/01/2008 (e)                                   1,607
                 AAA      Aaa       3,405      Series H, 5.125% due 8/01/2018 (e)                                  3,032
                 AAA      NR*       2,000    New York State Dormitory Authority, Lease Revenue Bonds
                                             (State University Dormitory Facilities), 5.375%
                                             due 7/01/2021 (i)                                                     1,825
                 AAA      Aaa       2,500    New York State Dormitory Authority, Revenue Bonds
                                             (City University), Third Generation Reserves, Series 2,
                                             6.25% due 7/01/2004 (a)(e)                                            2,648
                 AAA      Aaa       3,400    New York State Dormitory Authority, Revenue Refunding
                                             Bonds (Saint Charles Hospital and Rehabilitation
                                             Center), Series A, 5.625% due 7/01/2012 (e)                           3,416
                 AAA      Aaa       1,650    New York State Enviromental Facilities Corporation,
                                             Special Obligation Revenue Refunding Bonds
                                             (Riverbank State Park), 5.50% due 4/01/2016 (b)                       1,593
                                             New York State Medical Care Facilities Finance Agency
                                             Revenue Bonds, Series E (h):
                 AAA      NR*       8,965      6.25% due 8/15/2004 (a)                                             9,638
                 AAA      Aaa         160      6.25% due 8/15/2019                                                   162
                 AAA      NR*       6,650    New York State Urban Development Corporation Revenue
                                             Bonds (Correctional Capital Facilities), Series 7,
                                             5.70% due 1/01/2027 (i)                                               6,277
                                             Niagara Falls, New York, GO, Public Improvement (e):
                 AAA      Aaa       2,975      6.90% due 3/01/2023                                                 3,174
                 AAA      Aaa       3,190      6.90% due 3/01/2024                                                 3,404

Ohio--1.6%       AAA      Aaa      12,000    Cleveland, Ohio, Public Power System Revenue Bonds,
                                             First Mortgage, Series A, 7% due 11/15/2004 (a)(e)                   13,324
                 AAA      Aaa       5,235    Ohio State Water Development Authority, Pollution
                                             Control Facilities Revenue Bonds (Water Control Loan
                                             Fund), Water Quality Series, 5% due 12/01/2012 (e)                    4,990
                 AAA      Aaa       5,260    Ohio State Water Development Authority Revenue Bonds
                                             (Water Development--Community Assistance), 5.375% due
                                             12/01/2024 (b)                                                        4,793

Oregon--0.3%     AAA      Aaa       3,865    Port of Portland, Oregon, Airport Revenue Refunding Bonds
                                             (Portland International Airport), AMT, Series 7-B,
                                             7.10% due 1/01/2012 (a)(e)                                            4,420

Pennsylvania     AAA      Aaa       6,000    Philadelphia, Pennsylvania, Gas Works Revenue
--1.3%                                       Bonds, 12th Series B, 7% due 5/15/2020 (c)(e)                         6,734
                 AAA      Aaa       4,000    Philadelphia, Pennsylvania, Water and Wastewater
                                             Revenue Bonds, Series A, 5% due 8/01/2016 (b)                         3,572
                 AAA      Aaa       4,020    Philadelphia, Pennsylvania, Water and Wastewater
                                             Revenue Refunding Bonds, 5.60% due 8/01/2018 (e)                      3,848
                 AAA      Aaa       5,000    Southeastern Pennsylvania Transportation Authority,
                                             Special Revenue Bonds, 5.375% due 3/01/2022 (h)                       4,540

Rhode Island--   AAA      Aaa       3,525    Rhode Island State, GO, Consolidated Capital Development
0.2%                                         Loan, Series A, 6% due 8/01/2007 (e)                                  3,733

South Carolina   AAA      Aaa       4,000    Piedmont Municipal Power Agency, South Carolina,
--1.8%                                       Electric Revenue Refunding Bonds, 6.30% due 1/01/2003 (a)(e)          4,254
                                             South Carolina State Public Service Authority,
                                             Revenue Refunding Bonds, Series A (b):
                 AAA      Aaa      17,090      6.375% due 7/01/2021                                               17,280
                 AAA      Aaa       4,200      6.25% due 1/01/2022                                                 4,208


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999


SCHEDULE OF INVESTMENTS (concluded)                                                                    (in Thousands)
                 Municipal Bonds                                                                       Insured Portfolio

                 S&P      Moody's    Face
STATE            Ratings  Ratings   Amount   Issue                                                              Value
Texas--17.8%     AAA      Aaa    $ 11,190    Austin, Texas, Utility System Revenue Bonds,
                                             Combined, 9.25% due 11/15/2004 (a)(e)                            $   13,105
                 AAA      Aaa       4,800    Austin, Texas, Utility System Revenue Refunding Bonds,
                                             5.125% due 11/15/2020 (i)                                             4,226
                 AAA      Aaa       6,000    Brazos River Authority, Texas, PCR, Refunding (Texas
                                             Utilities Electric Company Project), AMT, 6.50% due
                                             12/01/2027 (b)                                                        6,075
                 AAA      Aaa      12,000    Brazos River Authority, Texas, PCR (Texas Utilities
                                             Electric Company Project), AMT, Series B, 6.625% due
                                             6/01/2022 (h)                                                        12,456
                                             Brazos River Authority, Texas, Revenue Refunding Bonds
                                             (Houston Industries Inc. Project) (b):
                 AAA      Aaa      20,755      Series B, 5.125% due 11/01/2020                                    18,078
                 AAA      Aaa      36,900      Series C, 5.125% due 5/01/2019                                     32,396
                 AAA      Aaa       7,000    Coastal Water Authority, Texas, Contract Revenue
                                             Refunding Bonds (City of Houston Projects), 5% due
                                             12/15/2025 (i)                                                        5,899
                 AAA      Aaa      27,000    Dallas, Texas, Civic Center Revenue Refunding and
                                             Improvement Bonds, 5% due 8/15/2028 (e)                              22,557
                 AAA      Aaa      11,100    Harris County, Texas, Toll Road Revenue Bonds, Senior
                                             Lien, Series A, 6.375% due 8/15/2004 (a)(e)                          11,999
                 AAA      Aaa       2,750    Harris County, Texas, Toll Road Revenue Refunding Bonds,
                                             Series A, 6.50% due 8/15/2017 (b)                                     2,816
                 AAA      Aaa      19,250    Houston, Texas, Water and Sewer System Revenue Bonds,
                                             Junior Lien, Series C, 5.375% due 12/01/2027 (h)                     17,200
                                             Houston, Texas, Water and Sewer System, Revenue Refunding
                                             Bonds, Junior Lien, Series A:
                 AAA      Aaa      14,770      6.125% due 12/01/2005 (a)(e)                                       15,704
                 AAA      Aaa       8,000      6.20% due 12/01/2005 (a)(e)                                         8,537
                 AAA      Aaa       4,500      5.25% due 12/01/2022 (h)                                            4,001
                 AAA      Aaa      15,750    Houston, Texas, Water and Sewer System, Revenue Refunding
                                             Bonds, Series A, 5% due 12/01/2028 (i)                               13,149
                 AAA      Aaa       3,500    Houston, Texas, Water Conveyance System Contract, COP,
                                             Series J, 6.25% due 12/15/2013 (b)                                    3,715
                                             Matagorda County, Texas, Navigation District Number 1,
                                             Revenue Refunding Bonds, Series A (b):
                 AAA      Aaa      11,800      (Houston Light and Power Company), 6.70% due 3/01/2027             12,318
                 AAA      Aaa      39,300      (Reliant Energy Inc.), 5.25% due 6/01/2026                         34,202
                 A1+      Aaa         300    North Central Texas Health Facility Development Corporation
                                             Revenue Bonds (Methodist Hospitals-Dallas), VRDN, Series B,
                                             4.55% due 10/01/2015 (e)(f)                                             300
                 AAA      Aaa       5,300    North Central Texas Health Facility Development Corporation,
                                             Revenue Refunding Bonds (Texas Health Resources System),
                                             Series B, 5% due 2/15/2017 (e)                                        4,624
                 AAA      VMIG1++   3,000    Sabine River Authority, Texas, PCR, Refunding (Texas Utilities
                                             Electric Company Project), VRDN, Series A, 4.55% due
                                             3/01/2026 (b)(f)                                                      3,000
                 AAA      Aaa       6,000    San Antonio, Texas, Electric and Gas Revenue Bonds, 5.375%
                                             due 2/01/2018 (e)                                                     5,564
                 AAA      Aaa       7,430    Southwest Higher Education Authority Incorporated, Revenue
                                             Refunding Bonds, Series B, 6.25% due 10/01/2022 (h)                   7,420

Utah--2.5%       AAA      VMIG1++   3,200    Carbon County, Utah, PCR, Refunding (Pacificorp Projects),
                                             VRDN, 4.55% due 11/01/2024 (b)(f)                                     3,200
                 A1       VMIG1++  15,400    Emery County, Utah, PCR, Refunding (Pacificorp Projects),
                                             VRDN, 4.55% due 11/01/2024 (b)(f)                                    15,400
                 AAA      Aaa       2,650    Utah State Board of Regents, Student Loan Revenue Bonds,
                                             AMT, Series F, 7.45% due 11/01/2008 (b)                               2,769
                                             Utah State Building Ownership Authority, Lease Revenue
                                             Refunding Bonds (State Facilities Master Lease Program),
                                             Series C (i):
                 AAA      Aaa       2,995      5.50% due 5/15/2012                                                 3,014
                 AAA      Aaa       3,000      5.50% due 5/15/2013                                                 2,997
                 AAA      NR*       9,535    Utah Transit Authority, Sales Tax and Transportation Revenue
                                             Bonds (Salt Lake County Light Rail Transit Project), 5.375% due
                                             12/15/2022 (i)                                                        8,631

Virginia--1.5%   AAA      Aaa       5,000    Danville, Virginia, IDA, Hospital Revenue Refunding
                                             Bonds (Danville Regional Medical Center), 6.50% due
                                             10/01/2004 (a)(h)                                                     5,394
                                             Virginia State HDA, Commonwealth Mortgage Revenue Bonds,
                                             AMT, Series A, Sub-Series A-4 (e):
                 AAA      Aaa       5,000      6.30% due 7/01/2014                                                 5,075
                 AAA      Aaa      11,215      6.35% due 7/01/2018                                                11,383

Washington       AAA      Aaa       5,315    King County, Washington, Sewer Revenue Bonds, 5.25% due
--3.6%                                       1/01/2026 (h)                                                         4,624
                                             Seattle, Washington, Metropolitan Seattle Municipality,
                                             Sewer Revenue Bonds, Series W (a)(e):
                 AAA      Aaa       3,730      6.25% due 1/01/2003                                                 3,956
                 AAA      Aaa       2,465      6.25% due 1/01/2003                                                 2,614
                 AAA      Aaa       4,485      6.25% due 1/01/2003                                                 4,757
                 AAA      Aaa      33,535    Seattle, Washington, Municipal Light and Power
                                             Revenue Bonds, 6.625% due 7/01/2004 (a)(h)                           36,527

West Virginia    AAA      Aaa      11,465    Mason County, West Virginia, PCR, Refunding
--1.8%                                       (Appalachian Power Company), 6.85% due 6/01/2022 (e)                 12,105
                 AAA      Aaa      12,250    Pleasants County, West Virginia, PCR, Refunding
                                             (Potomac-Pleasants), Series C, 6.15% due 5/01/2015 (b)               12,511
                 AAA      Aaa       2,500    West Virginia School Building Authority, Revenue
                                             Refunding Bonds, Capital Improvement, Series B, 5.25%
                                             due 7/01/2021 (i)                                                     2,239

Wisconsin--3.2%  AAA      Aaa       9,000    Superior, Wisconsin, Limited Obligation Revenue
                                             Refunding Bonds (Midwest Energy Resources), Series E,
                                             6.90% due 8/01/2021 (h)                                               9,961
                 AAA      Aaa       4,650    Wisconsin Public Power Inc., Power Supply System
                                             Revenue Bonds, Series A, 5.75% due 7/01/2023(e)                       4,409
                                             Wisconsin State, GO, AMT, Series B (e):
                 AAA      Aaa       7,920      6.50% due 5/01/2020                                                 8,054
                 AAA      Aaa      17,130      6.50% due 5/01/2025                                                17,421
                 AAA      Aaa       6,520    Wisconsin State Health and Educational Facilities
                                             Authority Revenue Bonds (Sister's Sorrowful Mother),
                                             Series A, 6.125% due 8/15/2022 (e)                                    6,445

                 Total Investments (Cost--$1,466,053)--100.2%                                                  1,459,140

                 Liabilities in Excess of Other Assets--(0.2%)                                                    (3,136)
                                                                                                              ----------
                 Net Assets--100.0%                                                                           $1,456,004
                                                                                                              ==========


              (a)Prerefunded.
              (b)AMBAC Insured.
              (c)Escrowed to maturity.
              (d)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1999.
              (e)MBIA Insured.
              (f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1999.
              (g)BIG Insured.
              (h)FGIC Insured.
              (i)FSA Insured.
              (j)FHA Insured.
                *Not Rated.
               ++Highest short-term rating by Moody's Investors Service, Inc.

                 See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999


SCHEDULE OF INVESTMENTS                                                                                (in Thousands)
                 Municipal Bonds                                                                      National Portfolio

                 S&P      Moody's    Face
STATE            Ratings  Ratings   Amount   Issue                                                              Value
Alabama--1.1%    AAA      Aaa    $ 15,250    Jefferson County, Alabama, Sewer Revenue Bonds, Capital
                                             Improvement Warrants, Series A, 5% due 2/01/2033 (e)             $   12,579

Alaska--3.4%     NR*      NR*      12,055    Alaska State Housing Finance Corporation Revenue Bonds,
                                             RITR, Series 2, 6.07% due 6/01/2035 (f)(g)                           11,241
                 AA+      NR*      27,150    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Sohio
                                             Pipeline-British Petroleum Oil), 7.125% due 12/01/2025               28,487

Arizona--0.6%    BBB+     Baa1      2,170    Arizona Health Facilities Authority Revenue Bonds (Catholic
                                             Healthcare West), Series A, 6.625% due 7/01/2020                      2,095
                 NR*      B1        5,000    Phoenix, Arizona, IDA, Airport Facility Revenue Refunding
                                             Bonds (America West Airlines Inc. Project), AMT, 6.30%
                                             due 4/01/2023                                                         4,488

California--     AAA      Aaa      13,420    Alameda Corridor Transportation Authority, California,
13.3%                                        Revenue Bonds, Senior Lien, Series A, 4.75% due 10/01/2025 (f)       10,976
                 AAA      Aaa       6,000    California Health Facilities Finance Authority
                                             Revenue Bonds (UCSF-Stanford Health Care), Series A,
                                             5% due 11/15/2028 (h)                                                 5,074
                 AAA      Aaa       3,000    California Health Facilities Finance Authority, Revenue
                                             Refunding Bonds (Little Co. of Mary Health Service),
                                             4.50% due 10/01/2028 (c)                                              2,307
                 AA-      Aa3      10,000    California State, GO, 5% due 10/01/2023                               8,606
                 AAA      Aaa      30,000    California State, GO, Refunding, 4.25% due 10/01/2026 (f)            22,468
                 A+       Aaa      10,000    California State Public Works Board, Lease Revenue Bonds
                                             (Department of Corrections), Series A, 7% due 11/01/2004 (i)         11,194
                 AAA      Aaa       9,000    Fresno, California, Sewer Revenue Bonds, Series A, 5%
                                             due 9/01/2023 (f)                                                     7,798
                 NR*      NR*       4,000    Long Beach, California, Special Tax Bonds (Community
                                             Facilities District No. 3-Pine Ave.), 6.375% due 9/01/2023            3,788
                                             Los Angeles, California, Department of Water and Power,
                                             Waterworks Revenue Refunding Bonds:
                 AAA      Aa3       5,700      4.25% due 10/15/2030 (e)                                            4,180
                 AAA      Aaa       5,000      4.25% due 10/15/2034 (f)                                            3,598
                 AAA      Aaa      20,000    Los Angeles, California, Unified School District, GO,
                                             Series A, 5% due 7/01/2021 (e)                                       17,406
                 AAA      Aaa       3,000    Los Angeles County, California, Metropolitan Transportation
                                             Authority, Sales Tax Revenue Refunding Bonds, Proposition C,
                                             Second Series, Series A, 4.75% due 7/01/2026 (h)                      2,448
                 AAA      Aaa      23,000    Northern California Power Agency, Public Power Revenue
                                             Refunding Bonds (Hydroelectric Project Number One), Series A,
                                             5.125% due 7/01/2023 (f)                                             20,272
                 AAA      Aaa      10,000    Sacramento County, California, Airport System Revenue
                                             Refunding Bonds, Sub-Series B, 5% due 7/01/2026 (e)                   8,575
                 AAA      Aaa       3,250    Sacramento County, California, COP, Refunding (Public
                                             Facilities Project), 4.75% due 10/01/2027 (c)                         2,632
                 AAA      Aaa      16,000    San Diego, California, Certificates of Undivided Interest
                                             Revenue Bonds (Water Utility Fund), 4.75% due 8/01/2028 (e)          12,951
                 AAA      Aaa      10,000    San Jose, California, Redevelopment Agency Tax Allocation
                                             Bonds (Merged Area Redevelopment Project), 5% due 8/01/2026 (c)       8,573

Colorado--6.6%   AA       Aa2      15,150    Colorado Springs, Colorado, Utilities Revenue Bonds (System
                                             Improvement), Sub Lien, Series A, 5% due 11/15/2027                  12,797
                 AA       Aa2      25,200    Colorado Springs, Colorado, Utilities Revenue Refunding Bonds
                                             (System Improvement), Series A, 5.375% due 11/15/2026                22,768
                                             Denver, Colorado, City and County Airport Revenue Bonds, AMT:
                 BBB+     Baa1      2,575      Series A, 7.50% due 11/15/2023                                      2,773
                 BBB+     Baa1      7,910      Series A, 8% due 11/15/2025                                         8,238
                 BBB+     Baa1      9,710      Series B, 7.25% due 11/15/2023                                     10,213
                 NR*      Aaa      12,000    Denver, Colorado, City and County Airport Revenue
                                             Refunding Bonds, RIB, Series 153, 5.561% due 11/15/2025 (f)(g)       10,614
                 AAA      Aaa      10,600    E-470 Public Highway Authority, Colorado, Revenue Refunding
                                             Bonds, Senior Series A, 5% due 9/01/2026 (f)                          8,914

Connecticut      BB+      Ba1       5,000    Connecticut State Development Authority, PCR, Refunding
--0.4%                                       (Connecticut Light & Power Company), Series A,
                                             5.85% due 9/01/2028                                                   4,435

District of      A1+      VMIG1++   1,300    District of Columbia, GO, General Fund Recovery, VRDN,
Columbia--                                   Series B-3, 4.25% due 6/01/2003 (a)                                   1,300
0.9%             AAA      Aaa      11,000    Washington, D.C., Convention Center Authority,
                                             Dedicated Tax Revenue Bonds, Senior Lien, 4.75% due
                                             10/01/2028 (c)                                                        8,639

Florida--3.6%    A1+      VMIG1++   9,950    Dade County, Florida, IDA, Exempt Facilities Revenue
                                             Refunding Bonds (Florida Power & Light Co.), VRDN,
                                             4% due 6/01/2021 (a)                                                  9,950
                 NR*      Aaa       5,175    Florida HFA, Home Ownership Revenue Refunding Bonds,
                                             AMT, Series G1, 7.90% due 3/01/2022 (d)                               5,336
                 AAA      Aaa       6,330    Florida HFA, Revenue Bonds (Antigua Club Apartments),
                                             AMT, Series A-1, 7% due 2/01/2035 (c)                                 6,642
                 NR*      NR*       3,000    Mediterra, Florida, South Community Development District, Capital
                                             Improvement Revenue Bonds, Series B, 6.25% due 5/01/2004              2,976
                 AAA      NR*       2,360    Orange County, Florida, HFA, Mortgage Revenue Bonds, AMT,
                                             Series A, 8.375% due 3/01/2021 (b)(d)                                 2,411
                 A1+      VMIG1++     200    Pinellas County, Florida, Health Facilities Authority,
                                             Revenue Refunding Bonds (Pooled Hospital Loan
                                             Program), DATES, 4.25% due 12/01/2015 (a)(c)                            200
                 A1+      VMIG1++     900    Saint Lucie County, Florida, PCR, Refunding (Florida Power
                                             and Light Company Project), VRDN, 4% due 3/01/2027 (a)                  900
                 AAA      Aaa      15,825    Tampa Bay, Florida, Water Utility System Revenue Bonds,
                                             Series B, 4.75% due 10/01/2027 (e)                                   12,820

Georgia--3.2%    AAA      Aaa      18,350    Fulton County, Georgia, Water and Sewer Revenue Bonds,
                                             4.75% due 1/01/2028 (e)                                              14,681
                 AAA      Aaa      20,000    Metropolitan Atlanta, Georgia, Rapid Transit Authority,
                                             Sales Tax Revenue Bonds, Second Indenture, Series A,
                                             6.90% due 7/01/2004 (f)(i)                                           22,012

Illinois--3.6%   AAA      Aaa       7,780    Chicago, Illinois, GO, Refunding Bonds (Project and
                                             Refunding), Series A, 5.375% due 1/01/2024 (e)                        6,975
                 AA-      Aa2       8,000    Chicago, Illinois, Gas Supply Revenue Bonds (Peoples Gas,
                                             Light & Coke Company Project), AMT, Series A,
                                             8.10% due 5/01/2020                                                   8,247
                                             Chicago, Illinois, O'Hare International Airport, Special
                                             Facilities Revenue Bonds (United Airlines, Inc.):
                 BB+      Baa2      4,475      AMT, Series B, 8.95% due 5/01/2018                                  4,718
                 BB+      Baa2     12,975      Series 84-B, 8.85% due 5/01/2018                                   13,686
                 AA       Aa1         250    Illinois HDA, Residential Mortgage Revenue Bonds, RIB,
                                             AMT, 8.65% due 2/01/2018 (g)                                            265
                 A1+      VMIG1++   3,000    Illinois Health Facilities Authority Revenue Refunding Bonds
                                             (University of Chicago Hospitals), VRDN, 4.65% due
                                             8/01/2026 (a)(f)                                                      3,000
                 NR*      A2        4,400    Southwestern Illinois Development Authority, Sewer Facilities
                                             Revenue Bonds (Monsanto Company Project), AMT, 7.30% due
                                             7/15/2015                                                             4,729

Indiana--2.2%    NR*      NR*       2,595    Indiana State Educational Facilities Authority, Revenue
                                             Refunding Bonds (Saint Joseph's College Project),
                                             7% due 10/01/2029                                                     2,544
                 AA       NR*       9,100    Indianapolis, Indiana, Local Public Improvement Bond Bank
                                             Revenue Refunding Bonds, Series D, 6.75% due 2/01/2020                9,404
                 A1       VMIG1++   1,700    Jasper County, Indiana, PCR, Refunding (Northern Indiana
                                             Public Service), VRDN, Series C, 4.55% due 4/01/2019 (a)              1,700
                 AAA      Aaa      13,950    Marion County, Indiana, Convention and Recreational
                                             Facilities Authority, Excise Tax Revenue Bonds
                                             (Lease Rental), Sub-Series A, 5% due 6/01/2022 (f)                   11,847
        >



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                    (in Thousands)

                 Municipal Bonds                                                                      National Portfolio

                 S&P      Moody's    Face
STATE            Ratings  Ratings   Amount   Issue                                                              Value
Iowa--0.9%       NR*      NR*    $  9,000    Iowa Finance Authority, Health Care Facilities
                                             Revenue Refunding Bonds (Care Initiatives Project),
                                             9.25% due 7/01/2025                                              $   10,885

Kansas--2.0%                                 Wichita, Kansas, Hospital Revenue Refunding
                                             Bonds, RIB (f)(g):
                 AAA      Aaa      12,000      Series III-A, 7.931% due 10/01/2017                                12,720
                 AAA      Aaa      10,000      Series III-B, 8.337% due 10/21/2022                                10,563

Kentucky--2.4%   AAA      Aaa      20,105    Louisville and Jefferson County, Kentucky, Metropolitan
                                             Sewer District, Sewer and Drain System Revenue Refunding
                                             Bonds, Series A, 5% due 5/15/2030 (e)                                16,726
                 NR*      NR*       4,500    Perry County, Kentucky, Solid Waste Disposal Revenue Bonds
                                             (TJ International Project), AMT, 7% due 6/01/2024                     4,601
                 A+       Aa2       6,345    Trimble County, Kentucky, PCR, AMT, Series A, 7.625%
                                             due 11/01/2020                                                        6,589

Louisiana--4.8%  NR*      A3       35,000    Lake Charles, Louisiana, Harbor and Terminal District,
                                             Port Facilities Revenue Refunding Bonds (Trunkline
                                             Long Company Project), 7.75% due 8/15/2022                           37,735
                 A1+      VMIG1++   4,100    Louisiana State Offshore Terminal Authority, Deepwater
                                             Port Revenue Refunding Bonds (1st Stage A-Loop Inc.), VRDN,
                                             4.50% due 9/01/2008 (a)                                               4,100
                 CC       NR*      13,000    Port New Orleans, Louisiana, IDR, Refunding (Continental
                                             Grain Company Project), 7.50% due 7/01/2013                          13,195

Massachusetts    NR*      Ca       11,302    Massachusetts State Health and Educational Facilities
--2.0%                                       Authority, Revenue Refunding Bonds (New England
                                             Memorial Hospital), Series B, 6.25% due 7/01/2023 (j)                 2,841
                 AAA      Aaa      11,510    Massachusetts State Water Resource Authority Revenue Bonds,
                                             Series A, 4.75% due 8/01/2027 (h)                                     9,202
                 AAA      Aaa      13,000    Massachusetts State Water Resource Authority, Revenue
                                             Refunding Bonds, Series D, 5% due 8/01/2024 (f)                      11,030

Michigan--1.3%   AAA      Aaa      15,000    Michigan State Hospital Finance Authority, Revenue
                                             Refunding Bonds, INFLOS, 8.361% due 2/15/2022 (g)(h)                 15,206

Minnesota--0.5%  AA+      Aa2       2,110    Minnesota State, HFA, S/F Mortgage Revenue Bonds, AMT,
                                             Series A, 7.45% due 7/01/2022 (b)                                     2,160
                 AA+      NR*       3,000    Rochester, Minnesota, Health Care Facilities Revenue
                                             Bonds, IRS, Series H, 7.155% due 11/15/2015 (g)                       3,056

Mississippi      AAA      Aaa      16,290    Harrison County, Mississippi, Wastewater Management and
--2.0%                                       Solid Waste Revenue Refunding Bonds, 4.75%
                                             due 2/01/2027 (e)                                                    13,011
                 NR*      Baa2      5,360    Lowndes County, Mississippi, Hospital Revenue Refunding
                                             Bonds (Golden Triangle Medical Center), 8.50%
                                             due 2/01/2010                                                         5,478
                 NR*      Aaa       3,940    Mississippi Home Corporation, S/F Mortgage Revenue Bonds
                                             (Access Program), AMT, Series A, 6.90% due 6/01/2024 (d)              4,042

Missouri--1.0%   NR*      NR*      11,400    Bi-State Development Agency, Missouri and Illinois,
                                             Metropolitan District Terminal Facilities Revenue
                                             Refunding Bonds (American Commercial Lines), 7.75%
                                             due 6/01/2000 (i)                                                    11,899

Montana--0.2%    NR*      A2        2,000    Montana State Higher Education, Student Assistance
                                             Corporation, Student Loan Revenue Refunding Bonds,
                                             AMT, Sub-Series B, 6.40% due 12/01/2032                               1,968

Nebraska--0.2%   AAA      Aaa       1,800    Nebraska Investment Finance Authority, S/F Mortgage
                                             Revenue Bonds, RIB, AMT, Series 2, 10.364% due
                                             9/10/2030 (d)(g)                                                      1,908

Nevada--1.5%     AAA      Aaa      10,000    Clark County, Nevada, Airport Revenue Bonds, Sub-Lien,
                                             Series A, 6% due 7/01/2029 (f)                                        9,824
                 BBB+     Baa1     10,000    Henderson, Nevada, Health Care Facilities Revenue Bonds
                                             (Catholic Healthcare West), 5.375% due 7/01/2026                      7,813

New Jersey                                   New Jersey EDA, Special Facility Revenue Bonds (Continental
--1.2%                                       Airlines Inc. Project), AMT:
                 BB       Ba2       5,000      6.25% due 9/15/2019                                                 4,665
                 BB       Ba2       5,000      6.25% due 9/15/2029                                                 4,550
                 NR*      Aaa       5,000    Union County, New Jersey, Utilities Authority, RITR,
                                             Series 38, 6.42% due 6/01/2020 (g)                                    4,231

New Mexico       A1+      NR*         400    Eddy County, New Mexico, PCR, Refunding (IMC Fertilizer
--0.0%                                       Inc. Project), VRDN, 5.40% due 2/01/2003 (a)                            400

New York--14.8%  A1+      VMIG1++   6,800    Long Island Power Authority, New York, Electric System
                                             Revenue Bonds, VRDN, Sub-Series 5, 4.50% due
                                             5/01/2033 (a)                                                         6,800
                 AAA      Aaa       3,380    Metropolitan Transportation Authority, New York, Commuter
                                             Facilities Revenue Refunding Bonds, Series B,
                                             4.75% due 7/01/2026 (e)                                               2,737
                 A-       Baa1      5,000    Metropolitan Transportation Authority, New York, Service
                                             Contract Revenue Refunding Bonds (Commuter Facilities),
                                             Series 5, 7% due 7/01/2012                                            5,249
                 AAA      Aaa       7,370    Metropolitan Transportation Authority, New York, Transit
                                             Facilities Revenue Refunding Bonds, Series A,
                                             4.75% due 7/01/2024 (f)                                               6,025
                                             New York City, New York, City Municipal Water Finance
                                             Authority, Water and Sewer System Revenue Bonds:
                 NR*      Aaa      10,000      RIB, Series 158, 5.785% due 6/15/2026 (g)                           9,236
                 AAA      Aaa      10,000      Series B, 5.75% due 6/15/2026 (f)                                   9,537
                                             New York City, New York, City Transitional Finance
                                             Authority Revenue Bonds, Future Tax Secured:
                 AA       Aa3       5,000      Series A, 6% due 8/15/2029                                          4,911
                 AA       Aa3       8,500      Series B, 4.75% due 11/01/2023                                      6,939
                                             New York City, New York, GO:
                 A-       A3        4,000      Series B, 8.25% due 6/01/2006                                       4,636
                 A-       Aaa       5,495      Series F, 8.25% due 11/15/2001 (i)                                  5,935
                                             New York City, New York, GO, Refunding, Series B (i):
                 A-       A3       10,000      7.75% due 2/01/2002                                                10,747
                 A-       A3        4,500      7.75% due 2/01/2002                                                 4,836
                 AAA      Aaa      10,000    New York State Dormitory Authority, Revenue Refunding
                                             Bonds (Saint Charles Hospital and Rehabilitation
                                             Center), Series A, 5.50% due 7/01/2022 (f)                            9,202
                                             New York State Dormitory Authority, Revenue Refunding
                                             Bonds (State University Educational Facilities):
                 A        A3        5,000      Series A, 7.50% due 5/15/2013                                       5,880
                 AAA      Aaa      23,000      Series A, 4.75% due 5/15/2025 (f)                                  18,737
                 A        A3        5,000      Series B, 7.375% due 5/15/2000 (i)                                  5,158
                 AA-      Aa3      35,000    New York State Thruway Authority, Revenue Refunding
                                             Bonds, Series E, 5% due 1/01/2025                                    29,581
                 AAA      Aaa      20,000    Port Authority of New York and New Jersey,
                                             Consolidated Revenue Bonds, 116th Series, 4.25% due
                                             10/01/2026 (e)                                                       14,915
                 AAA      Aaa      12,500    Triborough Bridge and Tunnel Authority, New York,
                                             Special Obligation Revenue Refunding Bonds, Series A,
                                             4.75% due 1/01/2024 (f)                                              10,238

North            BBB      Baa3      4,000    North Carolina Eastern Municipal Power Agency,
Carolina--0.3%                               Power System Revenue Bonds, Series D, 6.75% due
                                             1/01/2026                                                             3,952
                 A1       VMIG1++     100    North Carolina Medical Care Commission, Hospital
                                             Revenue Bonds (Pooled Equipment Financing Project),
                                             ACES, 5.10% due 12/01/2025 (a)(f)                                       100


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999


SCHEDULE OF INVESTMENTS (concluded)                                                                    (in Thousands)
                 Municipal Bonds                                                                      National Portfolio

                 S&P      Moody's    Face
STATE            Ratings  Ratings   Amount   Issue                                                              Value
Ohio--2.0%       AAA      Aaa    $ 12,000    Cleveland, Ohio, Public Power System Revenue Bonds,
                                             First Mortgage, Series A, 7% due 11/15/2004 (f)(i)               $   13,324
                 AAA      Aaa       5,000    Hamilton County, Ohio, Sales Tax Revenue Bonds
                                             (Hamilton County Football Project), Series A, 4.75% due
                                             12/01/2027 (f)                                                        4,021
                 AAA      Aaa       5,600    Ohio HFA, S/F Mortgage Revenue Bonds, AMT, RIB,
                                             Series B, 9.162% due 3/31/2031 (d)(g)                                 5,922

Pennsylvania     NR*      Aaa      16,500    Allegheny County, Pennsylvania, Sanitation Authority,
--3.7%                                       Sewer Revenue Bonds, RITR, Series 20, 4.67% due
                                             12/01/2024 (f)(g)                                                    13,220
                 BBB      Baa      10,000    Pennsylvania Convention Center Authority, Revenue
                                             Refunding Bonds, Series A, 6.75% due 9/01/2019                       10,353
                 AA+      Aa2       8,800    Pennsylvania HFA, Revenue Refunding Bonds, RIB, AMT,
                                             8.95% due 10/01/2023 (g)                                              9,438
                 AAA      NR*       2,000    Pennsylvania State Higher Educational Facilities Authority,
                                             College and University Revenue Bonds (Eastern College),
                                             Series B, 8% due 10/15/2006 (i)                                       2,369
                 AAA      Aaa       9,050    Philadelphia, Pennsylvania, School District, GO, Series A,
                                             4.75% due 4/01/2027 (f)                                               7,233

Puerto Rico      AAA      Aaa      10,000    Puerto Rico Commonwealth, GO, Public Improvement,
--1.4%                                       4.75% due 7/01/2023 (f)                                               8,326
                 A1+      VMIG1++   5,200    Puerto Rico Commonwealth, Government Development Bank
                                             Revenue Refunding Bonds, VRDN, 4.95% due 12/01/2015 (a)(f)            5,200
                 A1+      VMIG1++   2,400    Puerto Rico Commonwealth, Highway and Transportation Authority,
                                             Transportation Revenue Refunding
                                             Bonds, VRDN, Series A, 5% due 7/01/2028 (a)(c)                        2,400

Rhode Island     NR*      Aa2       7,975    Rhode Island Housing and Mortgage Finance Corporation
--0.6%                                       Revenue Bonds, RITR, AMT, Series 30, 5.67% due
                                             4/01/2029 (g)                                                         7,334

South Dakota     AAA      Aa1       6,025    South Dakota, HDA, Revenue Refunding Bonds,
--0.5%                                       Homeownership Mortgage, Series A, 7.15% due 5/01/2027                 6,174

Texas--11.3%     NR*      Aaa      14,000    Arlington, Texas, Independent School District , GO,
                                             Refunding, 5% due 2/15/2024                                          11,926
                 AAA      Aaa       5,300    Austin, Texas, Revenue Bonds (Town Lake Community
                                             Events Center Venue), 6.20% due 11/15/2029 (e)                        5,335
                 BBB+     A3       18,150    Brazos River Authority, Texas, PCR (Texas Utilities
                                             Electric Company Project), AMT, Series A, 7.875% due
                                             3/01/2021                                                            18,923
                 A1+      VMIG1++   1,100    Gulf Coast Waste Disposal Authority, Texas, PCR, Refunding
                                             (Amoco Oil Company Project), VRDN, 4.50% due 10/01/2017 (a)           1,100
                 BBB      Baa1      7,250    Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds
                                             (Champion International Corporation), AMT, 7.45% due
                                             5/01/2026                                                             7,541
                 A1+      NR*      13,600    Harris County, Texas, Health Facilities Development
                                             Corporation, Hospital Revenue Refunding Bonds
                                             (Methodist Hospital), VRDN, 4.65% due 12/01/2025 (a)                 13,600
                 AAA      Aaa      24,775    Houston, Texas, Airport System Revenue Refunding Bonds,
                                             Sub Lien, Series C, 5% due 7/01/2028 (e)                             20,706
                                             Houston, Texas, Water and Sewer System Revenue
                                             Bonds, RITR (e)(g):
                 NR*      Aaa      15,750      Series 5, 4.67% due 12/01/2027                                     12,383
                 NR*      Aaa      10,620      Series 32, 4.696% due 12/01/2027                                    8,682
                 A1+      NR*       3,200    North Central Texas Health Facility Development Corporation
                                             Revenue Bonds (Methodist Hospitals-Dallas), VRDN, Series B,
                                             4.55% due 10/01/2015 (a)(f)                                           3,200
                 AAA      Aaa       4,470    Richardson, Texas, Independent School District, GO, Series C,
                                             4.75% due 2/15/2025                                                   3,606
                 AA       Aa1      27,700    San Antonio, Texas, Electric and Gas Revenue Refunding
                                             Bonds, Series A, 4.50% due 2/01/2021                                 21,762
                 NR*      VMIG1++   1,000    Southwest Texas, Higher Education Authority Incorporated,
                                             Revenue Refunding Bonds (Southern Methodist University), VRDN,
                                             4.55% due 7/01/2015 (a)                                               1,000

Utah--1.5%       NR*      NR*       2,000    Tooele County, Utah, PCR, Refunding (Laidlaw Environmental),
                                             AMT, Series A, 7.55% due 7/01/2027                                    2,037
                 AAA      Aaa      13,250    Weber County, Utah, Municipal Building Authority, Lease
                                             Revenue Bonds, 7.50% due 12/15/2004 (i)                              15,014

Virginia--1.3%   A1+      VMIG1++   7,000    Dinwiddie County, Virginia, IDA, Exempt Facility Revenue
                                             Bonds (Chaparral Steel Virginia Project), VRDN, AMT, Series A,
                                             4.55% due 8/01/2029 (a)                                               7,000
                 NR*      NR*       4,030    Dulles Town Center Community Development Authority,
                                             Virginia, Special Assessment Tax (Dulles Town Center Project),
                                             6.25% due 3/01/2026                                                   3,747
                 NR*      NR*       5,000    Peninsula Ports Authority, Virginia, Revenue Refunding Bonds
                                             (Port Facility-Zeigler Coal), 6.90% due 5/02/2022                     4,162

West Virginia    NR*      NR*       4,000    Upshur County, West Virginia, Solid Waste Disposal
--0.4%                                       Revenue Bonds (TJ International Project), AMT, 7% due
                                             7/15/2025                                                             4,051

Wisconsin--1.9%                              Wisconsin Housing and EDA, Home Ownership Revenue
                                             Refunding Bonds:
                 NR*      Aa2      21,150      RITR, AMT, Series 18, 5.762% due 9/01/2028 (g)                     19,744
                 AA       Aa2       2,425      Series A, 7.10% due 3/01/2023                                       2,493

                 Total Investments (Cost--$1,183,946)--98.6%                                                   1,136,545

                 Other Assets Less Liabilities--1.4%                                                              15,584
                                                                                                              ----------
                 Net Assets--100.0%                                                                           $1,152,129
                                                                                                              ==========

              (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1999.
              (b)FHA Insured.
              (c)AMBAC Insured.
              (d)GNMA Collateralized.
              (e)FGIC Insured.
              (f)MBIA Insured.
              (g)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1999.
              (h)FSA Insured.
              (i)Prerefunded.
              (j)Non-income producing security.
                *Not Rated.
               ++Highest short-term rating by Moody's Investors Service, Inc.

                 See Notes to Financial Statements.




Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999

SCHEDULE OF INVESTMENTS                                                                                (in Thousands)
                 Municipal Bonds                                                              Limited Maturity Portfolio

                 S&P      Moody's    Face
STATE            Ratings  Ratings   Amount   Issue                                                              Value
Alabama--2.3%    AA       Aa3    $  7,675    Alabama State Public School and College Authority,
                                             Capital Improvement Revenue Bonds, Series D, 5% due
                                             8/01/2003                                                        $    7,752

Alaska--0.0%     A1+      VMIG1++     100    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds
                                             (Exxon Pipeline Company Project), VRDN, Series A, 4.50%
                                             due 12/01/2033 (b)                                                      100

Arizona--4.6%    AA-      A1          200    Central Arizona, Water Conservation District, Contract
                                             Revenue Bonds, Series B, 6.50% due 5/01/2001 (a)                        209
                 AAA      NR*       4,720    Phoenix, Arizona, Civic Improvement Corporation,
                                             Wastewater System, Lease Revenue Bonds, 6.125% due
                                             7/01/2003 (a)                                                         5,015
                 SP1+     NR*       5,780    Phoenix, Arizona, IDA, S/F Mortgage Revenue Refunding
                                             Bonds, Series D, 4.20% due 6/01/2002                                  5,686
                 AAA      NR*       4,285    Pima County, Arizona, Unified School District Number 6,
                                             Marana, GO, Series A, 5.75% due 7/01/2003 (a)(f)                      4,466

Colorado--0.1%   AAA      VMIG1++     500    Moffat County, Colorado, PCR, Refunding (Pacificorp
                                             Projects), VRDN, 4.80% due 5/01/2013 (b)(c)                             500

Connecticut                                  Connecticut State Resource Recovery Authority, Resource
--4.9%                                       Recovery Revenue Refunding Bonds (Bridgeport Resco Company
                                             LP Project):
                 A+       A2        2,500      5.25% due 1/01/2002                                                 2,518
                 A+       A2        4,000      5% due 1/01/2003                                                    4,001
                 AAA      Aaa      10,000    Connecticut State, Special Assessment Unemployment
                                             Compensation Advanced Fund, Refunding (Connecticut Unemployment),
                                             Series A, 5.50% due 5/15/2001 (c)                                    10,146

Florida--3.5%    AAA      Aaa       6,200    Dade County, Florida, GO, Seaport Bonds, 6.50% due
                                             10/01/2001 (a)(c)                                                     6,465
                 AAA      Aaa       5,400    Florida State Division Bond Finance Department, General
                                             Services Revenue Bonds (Environmental Protection, Preservation
                                             2000), Series B, 5% due 7/01/2002 (e)                                 5,457

Georgia--2.8%    AAA      Aaa       4,000    Georgia Municipal Electric Authority, Power Revenue
                                             Refunding Bonds, Series D, 6% due 1/01/2000 (c)                       4,000
                 AAA      Aaa       5,310    Georgia State, GO, Series B, 5.75% due 8/01/2002                      5,469

Hawaii--2.1%                                 Hawaii State, GO:
                 AAA      Aaa       3,200      Refunding, Series CO, 6% due 3/01/2001 (f)                          3,259
                 AAA      Aaa       3,585      Series CT, 5.25% due 9/01/2003 (e)                                  3,648

Illinois--9.3%   AAA      Aaa       1,790    Chicago, Illinois, GO, Series C, 6.25% due 10/31/2001 (d)             1,842
                 AAA      Aaa       5,000    Chicago, Illinois, Public Building, Commerce Building
                                             Revenue Bonds, Series C, 5.125% due 2/01/2003 (f)                     5,051
                 AAA      Aaa      12,000    Cook County, Illinois, GO, Series A, 6.60% due 11/15/2002 (a)(d)     12,832
                 BBB      Ba1       4,625    Illinois Development Finance Authority, Solid Waste
                                             Disposal Revenue Bonds (Waste Management Inc. Project),
                                             AMT, 7.125% due 1/01/2001                                             4,656
                 AA       Aa2       7,100    Illinois State, GO, 4% due 3/01/2003                                  6,912

Indiana--4.2%    A+       Aaa       5,008    Indiana Transportation Finance Authority, Airport
                                             Facilities Lease Revenue Bonds, Series A, 6.25% due
                                             11/01/2002 (a)                                                        5,306
                 AAA      Aaa       3,000    Indianapolis, Indiana, Airport Authority, Revenue
                                             Refunding Bonds, AMT, Series A, 4.50% due 7/01/2001 (f)               2,995
                 AA       NR*       5,790    Richmond, Indiana, Hospital Authority, Revenue Refunding
                                             Bonds (Reid Hospital and Health Care), VRDN,
                                             4.35% due 1/01/2012 (b)                                               5,700

Kansas--2.2%     A-       A2        3,500    Burlington, Kansas, Environmental Improvement Revenue
                                             Refunding Bonds (Kansas City Power and Light
                                             Company Project), VRDN, Series D, 4.35% due 10/01/2017 (b)            3,472
                 AAA      Aaa       4,000    Kansas State Development Finance Authority Revenue Bonds,
                                             Board of Regents (Rehabilitation Center), Series G-2,
                                             5% due 10/01/2001 (c)                                                 4,037

Kentucky--3.2%   AAA      Aaa       5,000    Carrollton and Henderson, Kentucky, Public Energy Authority,
                                             Gas Revenue Bonds (Kentucky Trust), Series A, 4.50%
                                             due 1/01/2002 (e)                                                     4,926
                                             Kentucky Asset/Liability Commission, General Fund Revenue
                                             Bonds, Project Notes, First Series:
                 A+       Aa3       2,900      4% due 3/01/2001                                                    2,884
                 A+       Aa3       3,000      4% due 3/01/2002                                                    2,950

Maryland--0.6%   NR*      Aa2       2,000    Maryland State Community Development Administration, Department
                                             of Housing and Community Development, Revenue Refunding
                                             Bonds, S/F Program, First Series, 4.45% due 4/01/2001 (h)             1,994

Massachusetts    NR*      A1          270    Boston, Massachusetts, Economic Development and Industrial
--4.8%                                       Corporation Revenue Bonds, VRDN,
                                             Series A, 5% due 7/01/2015 (b)                                          270
                 AAA      Aaa         175    Massachusetts Education Loan Authority, Education Loan
                                             Revenue Refunding Bonds, AMT, Issue E, Series B, 5.50% due
                                             7/01/2001 (c)                                                           177
                                             Massachusetts State, GO, Refunding:
                 AA-      Aa3       3,000      Series A, 4.90% due 7/01/2001                                       3,020
                 AA-      Aa3         750      Series B, 6.25% due 8/01/2001                                         770
                 SP1+     MIG1++    3,200    Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT,
                                             Series, 3.60% due 6/01/2000                                           3,194
                 AAA      Aaa       3,500    Massachusetts State Health and Educational Facilities
                                             Authority Revenue Bonds (Newton-Wellesley Hospital), VRDN,
                                             Series D, 6.90% due 7/01/2007 (a)(b)(d)                               3,684
                                             Massachusetts State Industrial Finance Agency, Resource
                                             Recovery Revenue Refunding Bonds (Ogden Haverhill Associates),
                                             Series A:
                 BBB      NR*       1,750      4.35% due 12/01/2000                                                1,745
                 BBB      NR*       2,925      4.50% due 12/01/2001                                                2,898
                 AA       Aa3         300    Massachusetts State Special Obligation Revenue Bonds,
                                             Series A, 5.90% due 6/01/2001 (c)                                       306
                 AA       Aa1         100    Peabody, Massachusetts, GO, Series A, 4.50% due 8/01/2000               100

Michigan--2.4%   AA       Aa2         110    Ann Arbor, Michigan, School District, Public Schools, GO,
                                             Refunding, 4.75% due 5/01/2000                                          110
                 AAA      Aaa         105    Chelsea, Michigan, School District, GO, 6.75% due 5/01/2002 (f)         110
                 AAA      Aaa         250    Dearborn, Michigan, Economic Development Corporation,
                                             Hospital Revenue Bonds (Oakwood Obligated Group), Series A
                                             , 6.95% due 8/15/2001 (a)(d)                                            264
                                             Detroit, Michigan, GO, Refunding:
                 AAA      Aaa         200      Distributable State Aid, 5.70% due 5/01/2001 (c)                      203
                 A-       Baa1      6,585      Series B, 6.25% due 4/01/2001                                       6,699
                 AA+      Aa2         450    Michigan Municipal Bond Authority, Revenue Refunding
                                             Bonds (Local Government--Qualified School), Series A,
                                             6% due 5/01/2001                                                        459
                 NR*      Aaa         100    Michigan State Hospital Finance Authority Revenue Bonds
                                             (McLaren Obligated Group), Series A, 7.50% due
                                             9/15/2001 (a)                                                           107

Minnesota--2.2%  AAA      Aaa       2,385    Metropolitan Council, Minnesota, Minneapolis-St. Paul
                                             Metropolitan Area Transit, GO, Series C, 4.75% due
                                             2/01/2000                                                             2,386
                 AA+      Aa2       5,000    Minnesota State, HFA, S/F Mortgage Revenue Bonds, Series I,
                                             3.90% due 8/29/2000                                                   4,986

Mississippi      NR*      Baa2      7,200    Lawrence County, Mississippi, PCR (Georgia-Pacific
--2.1%                                       Corporation Project), 4.30% due 12/01/2000                            7,192

Nebraska--0.8%   AAA      Aaa       2,575    American Public Energy Agency, Nebraska, Gas Supply
                                             Revenue Bonds (Nebraska Public Gas Agency Project),
                                             Series A, 4.50% due 6/01/2002 (c)                                     2,558

New Hampshire    BBB+     Baa3      7,500    New Hampshire State Business Finance Authority, PCR,
--2.2%                                       Refunding (UTD Illuminating), VRDN, AMT,
                                             Series A, 4.35% due 2/01/2002 (b)                                     7,315


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                                                                    (in Thousands)
                 Municipal Bonds                                                              Limited Maturity Portfolio

                 S&P      Moody's    Face
STATE            Ratings  Ratings   Amount   Issue                                                              Value
New Jersey--4.7% AAA      Aaa     $   300    New Jersey State Educational Facilities Authority
                                             Revenue Bonds (Princeton University), Series E, 4.05%
                                             due 7/01/2000                                                     $     300
                 AA+      Aaa       5,070    New Jersey State, GO, 6% due 8/01/2002 (a)                            5,261
                 AA-      Aa2       3,900    New Jersey State Transportation Trust Fund Authority,
                                             Transportation System Revenue Bonds, Series B,
                                             4.75% due 6/15/2002                                                   3,912
                 NR*      MIG1++    6,250    Readington-Lebanon, New Jersey, Sewer Authority Revenue
                                             Bonds, Project Notes, Series A, 4.25% due
                                             12/01/2000                                                            6,247
                 AAA      Aaa         125    Somerset County, New Jersey, GO, 5.875% due 12/01/2001                  128

New York--8.5%                               New York City, New York, GO:
                 A-       Aaa          60      Refunding, Series A, 6% due 8/01/2000 (g)                              61
                 A-       A3        3,200      Refunding, Series G, 4.30% due 8/01/2002                            3,159
                 A-       Aaa       4,615      Series C, Sub-Series C-1, 7.50% due 8/01/2002 (a)                   4,995
                 A-       Baa1      3,000    New York State, COP, Commissioner of General Services
                                             Executive Department, 4% due 3/01/2000                                2,998
                                             New York State Local Government Assistance Corporation
                                             Revenue Bonds (a):
                 AA-      Aaa         625      Series A, 7% due 4/01/2001                                            656
                 AAA      Aaa         600      Series D, 7% due 4/01/2002                                            641
                 NR*      Aaa         725    New York State Medical Care Facilities Finance Agency
                                             Revenue Bonds, 7.75% due 2/15/2001 (a)                                  766
                 AA-      Aa3       5,305    New York State Power Authority, Revenue and General
                                             Purpose Refunding Bonds, Series A, 5% due 2/15/2002                   5,343
                                             New York State Urban Development Corporation Revenue Bonds:
                 A-       Aaa       5,000      7.50% due 4/01/2001 (a)                                             5,280
                 A-       Baa1      4,525      (Correctional Capital Facilities), Series 4, 4.90%
                                               due 1/01/2001                                                       4,544
                 A+       Aa3         340    Triborough Bridge and Tunnel Authority, New York,
                                             Revenue Bonds, Series R, 6.90% due 1/01/2000                            340

Ohio--8.6%       SP1+     NR*       4,650    Cleveland, Ohio, State University, General Receipt
                                             Revenue Notes, BAN, Series B, 3.85% due 1/16/2001                     4,641
                 AAA      Aaa       6,990    Columbus, Ohio, GO, Series 2, 5% due 6/15/2002                        7,066
                 NR*      Aa3       6,000    Franklin County, Ohio, Hospital Revenue Refunding Bonds
                                             (US Health Corporation), VRDN, Series B, 4.50% due
                                             12/01/2020 (b)                                                        6,005
                 AAA      Aaa       3,135    Kent State University, Ohio, University Revenue Bonds,
                                             VRDN, Series B, 4.15% due 5/01/2001 (b)(c)                            3,112
                 AAA      Aa1       8,000    Ohio State Highway, GO, Series V, 4.70% due 5/15/2000                 8,020

Pennsylvania     AA       Aa2       1,000    Bucks County, Pennsylvania, GO, Refunding, Series A,
--1.6%                                       5.95% due 3/01/2000                                                   1,003
                 AAA      Aaa       4,145    Pittsburgh, Pennsylvania, GO, Refunding, Series A, 5%
                                             due 3/01/2000 (d)                                                     4,151
                 AAA      Aaa         325    Washington County, Pennsylvania, Lease Authority Revenue
                                             Bonds, Municipal Facility, Series C, Sub-Series C1-A,
                                             7.45% due 6/15/2000 (a)(c)                                              340

Rhode Island     AAA      Aaa       4,100    Rhode Island State, GO, Refunding (Consolidated
--1.2%                                       Capital Development Loan), 5.50% due 8/01/2001 (d)                    4,165

South            AA       Aa1       5,855    Charleston County, South Carolina, School District,
Carolina--3.2%                               GO, Refunding, 4% due 2/01/2003                                       5,727
                 AAA      Aaa       5,000    Florence County, South Carolina, Hospital Revenue
                                             Bonds (McLeod Regional Medical Center Project),
                                             6.75% due 11/01/2000 (a)(f)                                           5,207

Texas--6.8%      BBB      Baa1      5,000    Brazos River Authority, Texas, PCR, Refunding (Texas
                                             Utilities Electric Company), AMT, VRDN, Series B,
                                             4.15% due 6/01/2030 (b)                                               4,989
                 AA-      Aa3       7,000    Houston, Texas, GO, Refunding, Series C, 5.80% due 3/01/2002          7,166
                 AAA      Aaa       3,925    Houston, Texas Independent School District, GO,
                                             6.375% due 8/15/2001 (g)                                              4,039
                                             San Antonio, Texas, Electric and Gas Revenue Bonds:
                 AA       Aa1       2,840      5.25% due 2/01/2000                                                 2,843
                 AA       NR*         160      5.25% due 2/01/2000 (g)                                               160
                 AA       Aa1       3,600    Texas State University System Revenue Bonds
                                             (Constitutional Appropriation), 4.75% due 8/15/2001                   3,616

Virginia--1.7%   AA       A1        3,330    Richmond, Virginia, GO, Equipment Notes, 4.25% due 5/15/2002          3,301
                 AA       Aa2       2,555    Virginia State Transportation Board, Transportation
                                             Contract Revenue Bonds (US Route 58 Corridor),
                                             Series B, 5% due 5/15/2000                                            2,564

Washington       AAA      Aaa       5,000    Seattle, Washington, Municipality of Metropolitan
--3.6%                                       Seattle Sewer Revenue Bonds, Series U, 6.60% due
                                             1/01/2001 (a)(f)                                                      5,214
                 AA       Aa        6,750    South Columbia, Washington, Basin Irrigation District,
                                             Washington, Revenue Refunding Bonds, 5.75%
                                             due 6/01/2000                                                         6,797

Wisconsin--5.0%  AA+      Aa1       6,510    Milwaukee, Wisconsin, Metropolitan Sewer District, GO,
                                             Refunding, Series A, 4.25% due 10/01/2000                             6,521
                 AA       Aa2       4,385    Wisconsin State, GO, Series C, 5.50% due 5/01/2000                    4,406
                 AAA      NR*       5,720    Wisconsin State Health and Educational Facilities
                                             Authority Revenue Bonds (Medical College of
                                             Wisconsin Inc. Project), Series D, 7.35% due 12/01/2000 (a)           5,971

                 Total Investments (Cost--$336,591)--99.2%                                                       334,456

                 Other Assets Less Liabilities--0.8%                                                               2,694
                                                                                                              ----------
                 Net Assets--100.0%                                                                           $  337,150
                                                                                                              ==========

              (a)Prerefunded.
              (b)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 1999.
              (c)AMBAC Insured.
              (d)MBIA Insured.
              (e)FSA Insured.
              (f)FGIC Insured.
              (g)Escrowed to maturity.
              (h)FHA Insured.
                *Not rated.
               ++Highest short-term rating by Moody's Investors Service, Inc.

                 See Notes to Financial Statements.

Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                              Limited
                                                                          Insured           National          Maturity
                    As of December 31, 1999                              Portfolio         Portfolio         Portfolio
Assets:             Investments, at value*                            $1,459,140,430    $1,136,544,660    $  334,456,355
                    Cash                                                      85,112            23,768            23,479
                    Receivables:
                      Interest                                            24,110,087        20,403,562         5,044,608
                      Securities sold                                        305,000         7,072,165            15,000
                      Capital shares sold                                    809,883           879,738           193,082
                    Prepaid registration fees and other assets               790,663           112,689            67,888
                                                                      --------------    --------------    --------------
                    Total assets                                       1,485,241,175     1,165,036,582       339,800,412
                                                                      --------------    --------------    --------------

Liabilities:        Payables:
                      Dividends to shareholders                           16,933,195         3,910,636           669,905
                      Capital shares redeemed                              5,101,763         7,860,284         1,729,474
                      Securities purchased                                 5,974,057                --                --
                      Investment adviser                                     520,706           542,594           110,518
                      Distributor                                            254,733           255,429            19,186
                    Accrued expenses and other liabilities                   453,207           338,724           121,209
                                                                      --------------    --------------    --------------
                    Total liabilities                                     29,237,661        12,907,667         2,650,292
                                                                      --------------    --------------    --------------

Net Assets:         Net assets                                        $1,456,003,514    $1,152,128,915    $  337,150,120
                                                                      ==============    ==============    ==============

Net Assets          Class A Common Stock, $.10 par value++            $   14,276,681    $    7,702,946    $    2,314,738
Consist of:         Class B Common Stock, $.10 par value++++               4,455,249         3,102,242           433,178
                    Class C Common Stock, $.10 par value++++++               188,576           390,867             6,101
                    Class D Common Stock, $.10 par value++++++++           1,234,895           891,919           669,753
                    Paid-in capital in excess of par                   1,502,291,928     1,218,678,463       337,788,322
                    Accumulated realized capital losses
                    on investments--net                                  (59,531,386)      (30,639,979)       (1,622,169)
                    Accumulated distributions in excess of
                    realized capital gains on investments--net                    --          (596,027)         (304,677)
                    Unrealized depreciation on investments--net           (6,912,429)      (47,401,516)       (2,135,126)
                                                                      --------------    --------------    --------------
                    Net assets                                        $1,456,003,514    $1,152,128,915    $  337,150,120
                                                                      ==============    ==============    ==============

Net Asset           Class A:
Value:                Net assets                                      $1,031,506,187    $  734,220,044    $  227,920,418
                                                                      ==============    ==============    ==============
                      Shares outstanding                                 142,766,805        77,029,458        23,147,381
                                                                      ==============    ==============    ==============
                      Net asset value and redemption
                      price per share                                 $         7.23    $         9.53    $         9.85
                                                                      ==============    ==============    ==============
                    Class B:
                      Net assets                                      $  321,682,490    $  295,595,355    $   42,660,512
                                                                      ==============    ==============    ==============
                      Shares outstanding                                  44,552,487        31,022,419         4,331,778
                                                                      ==============    ==============    ==============
                      Net asset value and redemption
                      price per share                                 $         7.22    $         9.53    $         9.85
                                                                      ==============    ==============    ==============
                    Class C:
                      Net assets                                      $   13,618,549    $   37,263,815    $      598,742
                                                                      ==============    ==============    ==============
                      Shares outstanding                                   1,885,763         3,908,668            61,007
                                                                      ==============    ==============    ==============
                      Net asset value and redemption
                      price per share                                 $         7.22    $         9.53    $         9.81
                                                                      ==============    ==============    ==============
                    Class D:
                      Net assets                                      $   89,196,288    $   85,049,701    $   65,970,448
                                                                      ==============    ==============    ==============
                      Shares outstanding                                  12,348,950         8,919,187         6,697,529
                                                                      ==============    ==============    ==============
                      Net asset value and redemption
                      price per share                                 $         7.22    $         9.54    $         9.85
                                                                      ==============    ==============    ==============
                     *Identified cost                                 $1,466,052,859    $1,183,946,176    $  336,591,481
                                                                      ==============    ==============    ==============
                    ++Authorized shares--Class A                         500,000,000       375,000,000       150,000,000
                                                                      ==============    ==============    ==============
                  ++++Authorized shares--Class B                         375,000,000       375,000,000       150,000,000
                                                                      ==============    ==============    ==============
                ++++++Authorized shares--Class C                         375,000,000       375,000,000       150,000,000
                                                                      ==============    ==============    ==============
              ++++++++Authorized shares--Class D                        500,000,000       375,000,000       150,000,000
                                                                      ==============    ==============    ==============


                      See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
                                                                                                              Limited
                                                                           Insured         National           Maturity
                    For the Six Months Ended December 31, 1999            Portfolio        Portfolio         Portfolio
Investment          Interest and amortization of premium
Income:             and discount earned                               $   46,275,831    $   40,485,870    $    7,681,344
                                                                      --------------    --------------    --------------

Expenses:           Investment advisory fees                               2,965,275         3,108,367           614,968
                    Account maintenance and distribution
                    fees--Class B                                          1,409,063         1,287,606            75,474
                    Transfer agent fees--Class A                             172,641           152,936            29,564
                    Account maintenance fees--Class D                        110,371           116,650            36,113
                    Account maintenance and distribution
                    fees--Class C                                             62,681           177,412             1,027
                    Accounting services                                       96,425            75,358            19,980
                    Custodian fees                                            81,680            66,092            20,206
                    Transfer agent fees--Class B                              72,499            79,544             6,745
                    Registration fees                                         31,587            63,591            12,688
                    Professional fees                                         34,693            58,000             6,948
                    Printing and shareholder reports                          34,604            27,314             7,309
                    Transfer agent fees--Class D                              13,280            17,369             8,440
                    Pricing services                                          15,479            11,053             7,158
                    Directors' fees and expenses                               9,960             7,723             3,708
                    Transfer agent fees--Class C                               2,999            10,002               101
                    Other                                                     32,220            15,851             3,636
                                                                      --------------    --------------    --------------
                    Total expenses                                         5,145,457         5,274,868           854,065
                                                                      --------------    --------------    --------------
                    Investment income--net                                41,130,374        35,211,002         6,827,279
                                                                      --------------    --------------    --------------

Realized &          Realized loss on investments--net                    (59,263,882)      (20,605,064)          (58,908)
Unrealized          Change in unrealized appreciation/depreciation
Loss on             on investments--net                                  (37,355,043)      (68,598,086)       (2,380,447)
Investments--                                                         --------------    --------------    --------------
Net:                Net Increase (Decrease) in Net Assets
                    Resulting from Operations                         $  (55,488,551)   $  (53,992,148)   $    4,387,924
                                                                      ==============    ==============    ==============


                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999

STATEMENTS OF CHANGES IN NET ASSETS
                                                             Insured Portfolio                 National Portfolio
                                                        For the Six        For the        For the Six        For the
                                                       Months Ended       Year Ended     Months Ended       Year Ended
Increase (Decrease) in Net Assets:                     Dec. 31, 1999    June 30, 1999    Dec. 31, 1999    June 30, 1999
Operations:         Investment income--net            $   41,130,374   $   90,946,268   $   35,211,002    $   74,353,391
                    Realized gain (loss) on
                    investments--net                     (59,263,882)      27,181,029      (20,605,064)        9,433,376
                    Change in unrealized
                    appreciation/depreciation on
                    investments--net                     (37,355,043)     (87,414,180)     (68,598,086)      (66,961,746)
                                                      --------------   --------------   --------------    --------------
                    Net increase (decrease) in
                    net assets resulting from
                    operations                           (55,488,551)       30,713,117     (53,992,148)        16,825,021
                                                      --------------   --------------   --------------    --------------

Dividends &         Investment income--net:
Distributions to      Class A                            (30,168,001)     (66,779,244)     (23,227,290)      (49,579,905)
Shareholders:         Class B                             (8,409,016)     (20,438,753)      (8,390,880)      (18,305,554)
                      Class C                               (346,899)        (699,230)      (1,072,996)       (2,146,172)
                      Class D                             (2,206,458)      (3,029,041)      (2,519,836)       (4,321,760)
                    Realized gain on
                    investments--net:
                      Class A                            (15,607,942)     (30,333,680)              --                --
                      Class B                             (4,878,687)     (11,021,698)              --                --
                      Class C                               (207,962)        (405,758)              --                --
                      Class D                             (1,326,468)      (1,454,294)              --                --
                    In excess of realized
                    gain on investments--net:
                      Class A                                     --               --               --          (375,628)
                      Class B                                     --               --               --          (165,207)
                      Class C                                     --               --               --           (19,432)
                      Class D                                     --               --               --           (35,760)
                                                      --------------   --------------   --------------    --------------
                    Net decrease in net assets
                    resulting from dividends and
                    distributions to shareholders        (63,151,433)    (134,161,698)     (35,211,002)      (74,949,418)
                                                      --------------   --------------   --------------    --------------

Capital Share       Net decrease in net assets
Transactions:       derived from capital share
                    transactions                        (153,925,213)    (106,960,336)    (152,253,058)      (29,277,945)
                                                      --------------   --------------   --------------    --------------

Net Assets:         Total decrease in net assets        (272,565,197)    (210,408,917)    (241,456,208)      (87,402,342)
                    Beginning of period                1,728,568,711    1,938,977,628    1,393,585,123     1,480,987,465
                                                      --------------   --------------   --------------    --------------
                    End of period                     $1,456,003,514   $1,728,568,711   $1,152,128,915    $1,393,585,123
                                                      ==============   ==============   ==============    ==============

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          Limited Maturity Portfolio
                                                                                         For the Six         For the
                                                                                        Months Ended        Year Ended
Increase (Decrease) in Net Assets:                                                      Dec. 31, 1999     June 30, 1999
Operations:         Investment income--net                                              $    6,827,279    $   14,976,944
                    Realized gain (loss) on
                    investments--net                                                           (58,908)          507,908
                    Change in unrealized
                    appreciation/depreciation on
                    investments--net                                                        (2,380,447)       (2,207,796)
                                                                                        --------------    --------------
                    Net increase (decrease) in
                    net assets resulting from
                    operations                                                               4,387,924        13,277,056
                                                                                        --------------    --------------

Dividends &         Investment income--net:
Distributions to      Class A                                                               (4,755,157)      (10,528,513)
Shareholders:         Class B                                                                 (736,667)       (1,537,329)
                      Class C                                                                  (10,016)          (10,535)
                      Class D                                                               (1,325,439)       (2,900,567)
                    Realized gain on
                    investments--net:
                      Class A                                                                       --                --
                      Class B                                                                       --                --
                      Class C                                                                       --                --
                      Class D                                                                       --                --
                    In excess of realized
                    gain on investments--net:
                      Class A                                                                       --          (211,240)
                      Class B                                                                       --           (35,110)
                      Class C                                                                       --              (281)
                      Class D                                                                       --           (58,046)
                                                                                        --------------    --------------
                    Net decrease in net assets
                    resulting from dividends and
                    distributions to shareholders                                           (6,827,279)      (15,281,621)
                                                                                        --------------    --------------

Capital Share       Net decrease in net assets
Transactions:       derived from capital share
                    transactions                                                           (48,924,849)      (18,483,783)
                                                                                        --------------    --------------

Net Assets:         Total decrease in net assets                                           (51,364,204)      (20,488,348)
                    Beginning of period                                                    388,514,324       409,002,672
                                                                                        --------------    --------------
                    End of period                                                       $  337,150,120    $  388,514,324
                                                                                        ==============    ==============


                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
The following per share data and ratios                                        Insured Portfolio
have been derived from information                                                 Class A
provided in the financial statements.      For the Six
                                           Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $        7.79    $        8.25   $        8.06   $        7.91    $        7.92
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .20              .41             .43             .45              .44
                Realized and unrealized
                gain(loss) on
                investments--net                  (.45)            (.27)            .20             .15             (.01)
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                        (.25)             .14             .63             .60              .43
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment
                   income--net                    (.20)            (.41)           (.43)           (.45)            (.44)
                   Realized gain on
                   investments--net               (.11)            (.19)           (.01)             --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.31)            (.60)           (.44)           (.45)            (.44)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        7.23    $        7.79   $        8.25   $        8.06    $        7.91
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                 (3.23%)++         1.56%           8.05%           7.72%            5.51%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                          .43%*            .42%            .42%            .44%             .43%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment
                income--net                      5.22%*           5.02%           5.29%           5.58%            5.55%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $   1,031,506    $   1,216,346   $   1,377,025   $   1,441,785    $   1,572,835
                                         =============    =============   =============   =============    =============
                Portfolio turnover              49.14%           86.35%         102.89%          74.40%           78.49%
                                         =============    =============   =============   =============    =============


The following per share data and ratios                                        Insured Portfolio
have been derived from information                                                 Class B
provided in the financial statements.      For the Six
                                          Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:  Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $        7.78    $        8.24   $        8.05   $        7.91    $        7.92
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .17              .35             .37             .39              .38
                Realized and unrealized
                gain (loss) on
                investments--net                  (.45)            (.27)            .20             .14             (.01)
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                        (.28)             .08             .57             .53              .37
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment income--net         (.17)            (.35)           (.37)           (.39)            (.38)
                   Realized gain on
                   investments--net               (.11)            (.19)           (.01)             --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.28)            (.54)           (.38)           (.39)            (.38)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        7.22    $        7.78   $        8.24   $        8.05    $        7.91
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                 (3.61%)++          .79%           7.24%           6.78%            4.71%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                         1.19%*           1.18%           1.18%           1.19%            1.19%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment income--net           4.46%*           4.26%           4.53%           4.82%            4.80%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $     321,683    $     414,135   $     498,624   $     560,105    $     723,090
                                         =============    =============   =============   =============    =============
                Portfolio turnover              49.14%           86.35%         102.89%          74.40%           78.49%
                                         =============    =============   =============   =============    =============


               *Annualized.
              **Total investment returns exclude the effects of sales charges.
              ++Aggregate total investment return.

                See Notes to Financial Statements.



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999

FINANCIAL HIGHLIGHTS (continued)
The following per share data and ratios                                        Insured Portfolio
have been derived from information                                                 Class C
provided in the financial statements.      For the Six
                                          Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $        7.78    $        8.24   $        8.06   $        7.91    $        7.92
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .17              .34             .37             .38              .38
                Realized and unrealized
                gain (loss) on
                investments--net                  (.45)            (.27)            .19             .15             (.01)
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                        (.28)             .07             .56             .53              .37
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment income--net         (.17)            (.34)           (.37)           (.38)            (.38)
                   Realized gain on
                   investments--net               (.11)            (.19)           (.01)             --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.28)            (.53)           (.38)           (.38)            (.38)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        7.22    $        7.78   $        8.24   $        8.06    $        7.91
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                 (3.64%)+++         .74%           7.05%           6.86%            4.65%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                         1.24%*           1.23%           1.23%           1.25%            1.24%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment income--net           4.42%*           4.21%           4.48%           4.77%            4.75%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $      13,619    $      16,850   $      14,623   $      11,922    $      18,936
                                         =============    =============   =============   =============    =============
                Portfolio turnover              49.14%           86.35%         102.89%          74.40%           78.49%
                                         =============    =============   =============   =============    =============


The following per share data and ratios                                        Insured Portfolio
have been derived from information                                                 Class D
provided in the financial statements.      For the Six
                                           Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $        7.79    $        8.24   $        8.06   $        7.91    $        7.92
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .19              .39             .41             .43              .42
                Realized and unrealized
                gain (loss) on
                investments--net                  (.46)            (.26)            .19             .15             (.01)
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                        (.27)             .13             .60             .58              .41
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment income--net         (.19)            (.39)           (.41)           (.43)            (.42)
                   Realized gain on
                   investments--net               (.11)            (.19)           (.01)             --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.30)            (.58)           (.42)           (.43)            (.42)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        7.22    $        7.79   $        8.24   $        8.06    $        7.91
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                 (3.48%)+++        1.43%           7.65%           7.46%            5.25%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                          .68%*            .67%            .67%            .69%             .68%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment
                income--net                      4.98%*           4.77%           5.03%           5.33%            5.31%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $      89,196    $      81,238   $      48,706   $      38,422    $      51,772
                                         =============    =============   =============   =============    =============
                Portfolio turnover              49.14%           86.35%         102.89%          74.40%           78.49%
                                         =============    =============   =============   =============    =============


The following per share data and ratios                                        National Portfolio
have been derived from information                                                 Class A
provided in the financial statements.      For the Six
                                           Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $       10.22    $       10.64   $       10.38   $       10.11    $       10.02
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .28              .56             .59             .60              .60
                Realized and unrealized
                gain (loss)on
                investments--net                  (.69)            (.42)            .26             .27              .09
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                        (.41)             .14             .85             .87              .69
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment income--net         (.28)            (.56)           (.59)           (.60)            (.60)
                   In excess of realized
                   gain on investments--net         --               --++            --              --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.28)            (.56)           (.59)           (.60)            (.60)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        9.53    $       10.22   $       10.64   $       10.38    $       10.11
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                 (4.02%)+++        1.28%           8.36%           8.84%            6.98%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                          .56%*            .55%            .55%            .55%             .56%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment income--net           5.63%*           5.26%           5.58%           5.86%            5.89%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $     734,220    $     877,841   $     964,940   $     983,650    $     983,550
                                         =============    =============   =============   =============    =============
                Portfolio turnover              41.26%          125.75%         142.02%          99.52%           95.09%
                                         =============    =============   =============   =============    =============


The following per share data and ratios                                        National Portfolio
have been derived from information                                                 Class B
provided in the financial statements.      For the Six
                                           Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $       10.21    $       10.63   $       10.37   $       10.11    $       10.02
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .24              .48             .51             .52              .52
                Realized and unrealized
                gain (loss) on
                investments--net                  (.68)            (.42)            .26             .26              .09
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                        (.44)             .06             .77             .78              .61
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment
                   income--net                    (.24)            (.48)           (.51)           (.52)            (.52)
                   In excess of
                   realized gain on
                   investments--net                 --               --++            --              --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.24)            (.48)           (.51)           (.52)            (.52)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        9.53    $       10.21   $       10.63   $       10.37    $       10.11
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                 (4.30%)+++         .51%           7.55%           7.92%            6.17%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                         1.32%*           1.31%           1.31%           1.31%            1.32%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment income--net           4.87%*           4.50%           4.82%           5.10%            5.13%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $     295,595    $     374,642   $     406,798   $     415,103    $     399,341
                                         =============    =============   =============   =============    =============
                Portfolio turnover              41.26%          125.75%         142.02%          99.52%           95.09%
                                         =============    =============   =============   =============    =============


               *Annualized.
              **Total investment returns exclude the effects of sales charges.
              ++Amount is less than $.01 per share.
             +++Aggregate total investment return.

                See Notes to Financial Statements.
        ?



Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999

FINANCIAL HIGHLIGHTS (continued)
The following per share data and ratios                                        National Portfolio
have been derived from information                                                 Class C
provided in the financial statements.      For the Six
                                           Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $       10.22    $       10.64   $       10.38   $       10.11    $       10.03
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .24              .47             .50             .52              .52
                Realized and unrealized
                gain (loss)on
                investments--net                  (.69)            (.42)            .26             .27              .08
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                        (.45)             .05             .76             .79              .60
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment
                   income--net                     (24)            (.47)           (.50)           (.52)            (.52)
                   In excess of
                   realized gain on
                   investments--net                 --               --++            --              --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.24)            (.47)           (.50)           (.52)            (.52)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        9.53    $       10.22   $       10.64   $       10.38    $       10.11
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                 (4.41%)+++         .47%           7.49%           7.97%            6.01%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                         1.37%*           1.36%           1.36%           1.36%            1.37%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment income--net           4.83%*           4.45%           4.76%           5.04%            5.08%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $      37,264    $      47,901   $      41,087   $      28,096    $      13,291
                                         =============    =============   =============   =============    =============
                Portfolio turnover              41.26%          125.75%         142.02%          99.52%           95.09%
                                         =============    =============   =============   =============    =============


The following per share data and ratios                                        National Portfolio
have been derived from information                                                 Class D
provided in the financial statements.      For the Six
                                           Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $       10.22    $       10.64   $       10.39   $       10.12    $       10.03
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .27              .53             .56             .58              .57
                Realized and unrealized
                gain (loss) on
                investments--net                  (.68)            (.42)            .25             .27              .09
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                        (.41)             .11             .81             .85              .66
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment
                   income--net                    (.27)            (.53)           (.56)           (.58)            (.57)
                   In excess of
                   realized gain on
                   investments--net                 --               --++            --              --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.27)            (.53)           (.56)           (.58)            (.57)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        9.54    $       10.22   $       10.64   $       10.39    $       10.12
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                 (4.04%)+++        1.03%           7.99%           8.57%            6.71%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                          .81%*            .81%            .80%            .80%             .81%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment income
                --net                            5.39%*           5.01%           5.32%           5.60%            5.64%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $      85,050    $      93,201   $      68,162   $      51,038    $      43,884
                                         =============    =============   =============   =============    =============
                Portfolio turnover              41.26%          125.75%         142.02%          99.52%           95.09%
                                         =============    =============   =============   =============    =============


The following per share data and ratios                                   Limited Maturity Portfolio
have been derived from information                                                 Class A
provided in the financial statements.      For the Six
                                           Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $        9.91    $        9.96   $        9.93   $        9.91    $        9.92
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .19              .37             .39             .39              .38
                Realized and unrealized
                gain (loss) on
                investments--net                  (.06)            (.04)            .03             .04             (.01)
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                         .13              .33             .42             .43              .37
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment
                   income--net                    (.19)            (.37)           (.39)           (.39)            (.38)
                   Realized gain on
                   investments--net                 --               --              --            (.02)              --
                   In excess of
                   realized gain on
                   investments--net                 --             (.01)             --              --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.19)            (.38)           (.39)           (.41)            (.38)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        9.85    $        9.91   $        9.96   $        9.93    $        9.91
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                  1.32%+++         3.37%           4.26%           4.40%            3.75%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                          .40%*            .43%            .43%            .39%             .44%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment income--net           3.76%*           3.75%           3.88%           3.93%            3.83%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $     227,920    $     261,970   $     295,641   $     343,641    $     417,097
                                         =============    =============   =============   =============    =============
                Portfolio turnover              31.83%           40.28%          72.69%          61.90%           88.32%
                                         =============    =============   =============   =============    =============

               *Annualized.
              **Total investment returns exclude the effects of sales charges.
              ++Amount is less than $.01 per share.
             +++Aggregate total investment return.

                See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999

FINANCIAL HIGHLIGHTS (concluded)
The following per share data and ratios                                        Limited Maturity Portfolio
have been derived from information                                                       Class B
provided in the financial statements.      For the Six
                                           Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $        9.92    $        9.97   $        9.94   $        9.91    $        9.92
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .17              .34             .35             .36              .35
                Realized and unrealized
                gain (loss) on
                investments--net                  (.07)            (.04)            .03             .05             (.01)
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                         .10              .30             .38             .41              .34
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment
                   income--net                    (.17)            (.34)           (.35)           (.36)            (.35)
                   Realized gain on
                   investments--net                 --               --              --            (.02)              --
                   In excess of
                   realized gain on
                   investments--net                 --             (.01)             --              --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.17)            (.35)           (.35)           (.38)            (.35)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        9.85    $        9.92   $        9.97   $        9.94    $        9.91
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                  1.03%++          3.01%           3.89%           4.13%            3.37%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                          .76%*            .78%            .78%            .75%             .80%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment income--net           3.41%*           3.39%           3.43%           3.58%            3.46%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $      42,661    $      42,930   $      44,714   $      54,275    $      71,075
                                         =============    =============   =============   =============    =============
                Portfolio turnover              31.83%           40.28%          72.69%          61.90%           88.32%
                                         =============    =============   =============   =============    =============

The following per share data and ratios                                        Limited Maturity Portfolio
have been derived from information                                                       Class C
provided in the financial statements.      For the Six
                                           Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $        9.88    $        9.94   $        9.91   $        9.88    $        9.92
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .17              .34             .35             .35              .34
                Realized and unrealized
                gain (loss) on
                investments--net                  (.07)            (.05)            .03             .05             (.04)
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                         .10              .29             .38             .40              .30
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment income--net         (.17)            (.34)           (.35)           (.35)            (.34)
                   Realized gain on
                   investments--net                 --               --              --            (.02)              --
                   In excess of realized
                   gain on investments--net         --             (.01)             --              --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.17)            (.35)           (.35)           (.37)            (.34)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        9.81    $        9.88   $        9.94   $        9.91    $        9.88
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                  1.03%++          2.89%           3.88%           4.11%            2.97%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                          .76%*            .79%            .79%            .75%             .80%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment income--net           3.41%*           3.37%           4.27%           3.57%            3.41%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets,
Data:           end of period
                (in thousands)           $         599    $         437   $          86   $         108    $          94
                                         =============    =============   =============   =============    =============
                Portfolio turnover              31.83%           40.28%          72.69%          61.90%           88.32%
                                         =============    =============   =============   =============    =============

The following per share data and ratios                                        Limited Maturity Portfolio
have been derived from information                                                       Class D
provided in the financial statements.      For the Six
                                           Months Ended                    For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:   Dec. 31, 1999         1999           1998          1997             1996
Per Share       Net asset value,
Operating       beginning of period      $        9.92    $        9.97   $        9.94   $        9.91    $        9.93
Performance:                             -------------    -------------   -------------   -------------    -------------
                Investment income--net             .18              .37             .38             .38              .37
                Realized and unrealized
                gain (loss) on
                investments--net                  (.07)            (.04)            .03             .05             (.02)
                                         -------------    -------------   -------------   -------------    -------------
                Total from investment
                operations                         .11              .33             .41             .43              .35
                                         -------------    -------------   -------------   -------------    -------------
                Less dividends and
                distributions:
                   Investment income--net         (.18)            (.37)           (.38)           (.38)            (.37)
                   Realized gain on
                   investments--net                 --               --              --            (.02)              --
                   In excess of realized
                   gain on investments
                   --net                            --             (.01)             --              --               --
                                         -------------    -------------   -------------   -------------    -------------
                Total dividends and
                distributions                     (.18)            (.38)           (.38)           (.40)            (.37)
                                         -------------    -------------   -------------   -------------    -------------
                Net asset value,
                end of period            $        9.85    $        9.92   $        9.97   $        9.94    $        9.91
                                         =============    =============   =============   =============    =============

Total           Based on net asset
Investment      value per share                  1.16%++          3.27%           4.16%           4.40%            3.55%
Return:**                                =============    =============   =============   =============    =============

Ratios to       Expenses                          .50%*            .53%            .54%            .48%             .54%
Average                                  =============    =============   =============   =============    =============
Net Assets:     Investment income--net           3.66%*           3.65%           3.89%           3.84%            3.71%
                                         =============    =============   =============   =============    =============

Supplemental    Net assets, end of
Data:           period (in thousands)    $      65,970    $      83,177   $      68,562   $      20,383    $      15,886
                                         =============    =============   =============   =============    =============
                Portfolio turnover              31.83%           40.28%          72.69%          61.90%           88.32%
                                         =============    =============   =============   =============    =============


               *Annualized.
              **Total investment returns exclude the effects of sales charges.
              ++Aggregate total investment return.

                See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund's Portfolios offer four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Insured Portfolio: Where bonds in the Portfolio have not been insured pursuant to policies obtained by the issuer, the Fund has obtained insurance with respect to the payment of interest and principal of each bond. Such insurance is valid as long as the bonds are held by the Fund.

All Portfolios: Municipal bonds and money market securities are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Positions in futures contracts and options thereon, which are traded on exchanges, are valued at closing prices as of the close of such exchanges. Assets for which market quotations are not readily available are valued at fair value on a consistent basis using methods determined in good faith by the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund's Portfolios may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolios deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.


2. Investment Advisory Agreement and Transactions with
Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the average daily value of the Fund's net assets.

                                         Rate of Advisory Fee
Aggregate of Average Daily                                   Limited
Net Assets of the Three          Insured       National      Maturity
Combined Portfolios             Portfolio     Portfolio     Portfolio

Not exceeding $250 million         .40  %        .50  %       .40  %
In excess of $250 million
but not exceeding $400 million     .375          .475         .375
In excess of $400 million
but not exceeding $550 million     .375          .475         .35
In excess of $550 million
but not exceeding $1.5 billion     .375          .475         .325
In excess of $1.5 billion          .35           .475         .325

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

             Account Maintenance Fees          Distribution Fees
                                 Limited                            Limited
          Insured     National   Maturity   Insured     National    Maturity
         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio

Class B    .25%         .25%      .15%         .50%      .50%         .20%
Class C    .25%         .25%      .15%         .55%      .55%         .20%
Class D    .25%         .25%      .10%          --        --           --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares follows:
                                                 Limited
                         Insured     National    Maturity
                        Portfolio   Portfolio   Portfolio

Class A Shares:
MLFD                    $ 5,581      $ 3,291       $  389
MLPF&S                   39,523       27,822        3,480

Class D Shares:
MLFD                      1,938        1,484          287
MLPF&S                   18,854       13,478        4,493

For the six months ended December 31, 1999, MLPF&S received contingent deferred sales charges of $503,909 relating to transactions in Class B Shares, amounting to $185,485, $304,792 and $13,632 in the Insured, National and Limited Maturity Portfolios, respectively, and $18,267 relating to transactions in Class C Shares, amounting to $1,277, $15,757 and $1,233 in the Insured, National and Limited Maturity Portfolios, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $2,448 relating to transactions subject to front-end sales charge waivers in Class D Shares, amounting to $1,009 and $430 in the National and Limited Maturity Portfolios, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 1999 were as follows:

                                      Purchases       Sales

Insured Portfolio                  $729,721,823    $809,401,710
National Portfolio                  494,872,779     621,210,608
Limited Maturity Portfolio          104,107,504     147,047,619

Net realized gains (losses) for the six months ended December 31, 1999 and net unrealized gains (losses) as of December 31, 1999 were as follows:

                                              Realized          Unrealized
Insured Portfolio                          Gains (Losses)         Losses

Long-term investments                      $  (60,649,601)   $   (6,912,429)
Financial futures contracts                     1,385,719                --
                                           --------------    --------------
Total                                      $  (59,263,882)   $   (6,912,429)
                                           ==============    ==============


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999

NOTES TO FINANCIAL STATEMENTS (continued)


                                               Realized         Unrealized
National Portfolio                          Gains (Losses)        Losses

Long-term investments                      $  (23,830,064)   $  (47,401,516)
Financial futures contracts                     3,225,000                --
                                           --------------    --------------
Total                                      $  (20,605,064)   $  (47,401,516)
                                           ==============    ==============


                                              Realized          Unrealized
Limited Maturity Portfolio                     Losses             Losses

Long-term investments                       $     (58,908)   $   (1,769,687)
Short-term investments                                 --          (365,439)
                                           --------------    --------------
Total                                       $     (58,908)   $   (2,135,126)
                                           ==============    ==============

As of December 31, 1999 net unrealized depreciation for Federal income tax purposes were as follows:

                                Gross          Gross             Net
                              Unrealized     Unrealized       Unrealized
                             Appreciation   Depreciation     Depreciation

Insured Portfolio            $29,022,505   $(35,934,934)   $ (6,912,429)
National Portfolio            23,242,881    (70,644,397)    (47,401,516)
Limited Maturity Portfolio       201,099     (2,336,225)     (2,135,126)

The aggregate cost of investments at December 31, 1999 for Federal income tax purposes was $1,466,052,859 for the Insured Portfolio, $1,183,946,176 for the National Portfolio, and $336,591,481 for the Limited Maturity Portfolio.


4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions for the six months ended December 31, 1999 and the year ended June 30, 1999 were $153,925,213 and $106,960,336, respectively, for the
Insured Portfolio; $152,253,058 and $29,277,945, respectively, for the National Portfolio, and $48,924,849 and $18,483,783, respectively, for the Limited Maturity Portfolio.

Transactions in capital shares for each class were as follows:


Insured Portfolio

Class A Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                       761,509    $    5,765,604
Shares issued to shareholders in reinvest-
ment of dividends and distributions             2,695,167        19,933,964
                                           --------------    --------------
Total issued                                    3,456,676        25,699,568
Shares redeemed                               (16,860,047)     (126,668,853)
                                           --------------    --------------
Net decrease                                  (13,403,371)   $ (100,969,285)
                                           ==============    ==============

Insured Portfolio

Class A Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     2,523,386    $   20,682,133
Shares issued to shareholders in reinvest-
ment of dividends and distributions             5,070,798        41,426,673
                                           --------------    --------------
Total issued                                    7,594,184        62,108,806
Shares redeemed                               (18,415,364)     (150,312,025)
                                           --------------    --------------
Net decrease                                  (10,821,180)   $  (88,203,219)
                                           ==============    ==============
Insured Portfolio

Class B Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                     2,109,929    $   15,784,347
Shares issued to shareholders in reinvest-
ment of dividends and distributions               911,433         6,730,488
                                           --------------    --------------
Total issued                                    3,021,362        22,514,835
Automatic conversion of shares                 (3,521,537)      (26,675,279)
Shares redeemed                                (8,154,783)      (61,159,378)
                                           --------------    --------------
Net decrease                                   (8,654,958)   $  (65,319,822)
                                           ==============    ==============

Insured Portfolio

Class B Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     5,641,000    $   46,434,676
Shares issued to shareholders in reinvest-
ment of dividends and distributions             1,938,622        15,832,867
                                           --------------    --------------
Total issued                                    7,579,622        62,267,543
Automatic conversion of shares                 (4,030,189)      (32,518,388)
Shares redeemed                               (10,851,320)      (88,606,396)
                                           --------------    --------------
Net decrease                                   (7,301,887)   $  (58,857,241)
                                           ==============    ==============
Insured Portfolio

Class C Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                       330,296    $    2,469,128
Shares issued to shareholders in reinvest-
ment of dividends and distributions                39,578           292,156
                                           --------------    --------------
Total issued                                      369,874         2,761,284
Shares redeemed                                  (648,578)       (4,859,622)
                                           --------------    --------------
Net decrease                                     (278,704)   $   (2,098,338)
                                           ==============    ==============

Insured Portfolio

Class C Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     1,057,672    $    8,728,474
Shares issued to shareholders in reinvest-
ment of dividends and distributions                78,764           642,933
                                           --------------    --------------
Total issued                                    1,136,436         9,371,407
Shares redeemed                                  (746,046)       (6,101,279)
                                           --------------    --------------
Net increase                                      390,390    $    3,270,128
                                           ==============    ==============

Insured Portfolio

Class D Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                     3,666,945    $   27,537,210
Automatic conversion of shares                  3,520,711        26,675,279
Shares issued to shareholders in reinvest-
ment of dividends and distributions               235,600         1,738,372
                                           --------------    --------------
Total issued                                    7,423,256        55,950,861
Shares redeemed                                (5,508,070)      (41,488,629)
                                           --------------    --------------
Net increase                                    1,915,186    $   14,462,232
                                           ==============    ==============

Insured Portfolio

Class D Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     6,472,195    $   53,073,631
Automatic conversion of shares                  4,027,297        32,518,388
Shares issued to shareholders in reinvest-
ment of dividends and distributions               284,865         2,322,184
                                           --------------    --------------
Total issued                                   10,784,357        87,914,203
Shares redeemed                                (6,260,301)      (51,084,207)
                                           --------------    --------------
Net increase                                    4,524,056    $   36,829,996
                                           ==============    ==============

National Portfolio

Class A Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                     1,530,697    $   14,808,684
Shares issued to shareholders in reinvest-
ment of dividends                               1,218,723        11,936,604
                                           --------------    --------------
Total issued                                    2,749,420        26,745,288
Shares redeemed                               (11,634,798)     (114,010,804)
                                           --------------    --------------
Net decrease                                   (8,885,378)   $  (87,265,516)
                                           ==============    ==============

National Portfolio

Class A Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     5,156,566    $   54,885,021
Shares issued to shareholders
in reinvestment of dividends and
distributions                                   2,320,546        24,626,470
                                           --------------    --------------
Total issued                                    7,477,112        79,511,491
Shares redeemed                               (12,286,769)     (130,243,238)
                                           --------------    --------------
Net decrease                                   (4,809,657)   $  (50,731,747)
                                           ==============    ==============

National Portfolio

Class B Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                     2,211,145    $   21,617,986
Shares issued to shareholders in
reinvestment of dividends                         415,080         4,065,829
                                           --------------    --------------
Total issued                                    2,626,225        25,683,815
Automatic conversion of shares                 (1,005,780)       (9,962,333)
Shares redeemed                                (7,277,211)      (71,217,131)
                                           --------------    --------------
Net decrease                                   (5,656,766)   $  (55,495,649)
                                           ==============    ==============

National Portfolio

Class B Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     7,103,091    $   75,637,764
Shares issued to shareholders in reinvest-
ment of dividends and distributions               842,039         8,936,016
                                           --------------    --------------
Total issued                                    7,945,130        84,573,780
Automatic conversion of shares                 (1,680,490)      (17,743,676)
Shares redeemed                                (7,846,538)      (83,194,847)
                                           --------------    --------------
Net decrease                                   (1,581,898)   $  (16,364,743)
                                           ==============    ==============

National Portfolio

Class C Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                       445,953    $    4,378,473
Shares issued to shareholders in
reinvestment of dividends                          64,274           629,586
                                           --------------    --------------
Total issued                                      510,227         5,008,059
Shares redeemed                                (1,288,792)      (12,575,989)
                                           --------------    --------------
Net decrease                                     (778,565)   $   (7,567,930)
                                           ==============    ==============


Merrill Lynch Municipal Bond Fund, Inc., December 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

National Portfolio

Class C Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     2,059,325    $   21,920,588
Shares issued to shareholders in reinvest-
ment of dividends and distributions               114,406         1,213,929
                                           --------------    --------------
Total issued                                    2,173,731        23,134,517
Shares redeemed                                (1,348,878)      (14,247,726)
                                           --------------    --------------
Net increase                                      824,853    $    8,886,791
                                           ==============    ==============

National Portfolio

Class D Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                     3,187,811    $   31,266,210
Automatic conversion of shares                  1,004,914         9,962,333
Shares issued to shareholders
in reinvestment of dividends                      126,962         1,243,839
                                           --------------    --------------
Total issued                                    4,319,687        42,472,382
Shares redeemed                                (4,519,125)      (44,396,345)
                                           --------------    --------------
Net decrease                                     (199,438)   $   (1,923,963)
                                           ==============    ==============

National Portfolio

Class D Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     5,435,500    $   57,997,735
Automatic conversion of shares                  1,679,382        17,743,676
Shares issued to shareholders in
reinvestment of dividends and
distributions                                     200,319         2,125,076
                                           --------------    --------------
Total issued                                    7,315,201        77,866,487
Shares redeemed                                (4,602,754)      (48,934,733)
                                           --------------    --------------
Net increase                                    2,712,447    $   28,931,754
                                           ==============    ==============

Limited Maturity Portfolio

Class A Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                       277,669    $    2,748,220
Shares issued to shareholders
in reinvestment of dividends                      275,413         2,722,717
                                           --------------    --------------
Total issued                                      553,082         5,470,937
Shares redeemed                                (3,829,268)      (37,848,088)
                                           --------------    --------------
Net decrease                                   (3,276,186)   $  (32,377,151)
                                           ==============    ==============

Limited Maturity Portfolio

Class A Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     1,531,619    $   15,316,774
Shares issued to shareholders in reinvest-
ment of dividends and distributions               600,760         6,003,286
                                           --------------    --------------
Total issued                                    2,132,379        21,320,060
Shares redeemed                                (5,378,094)      (53,754,851)
                                           --------------    --------------
Net decrease                                   (3,245,715)   $  (32,434,791)
                                           ==============    ==============

Limited Maturity Portfolio

Class B Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                       758,883    $    7,500,663
Shares issued to shareholders
in reinvestment of dividends                       49,629           490,662
                                           --------------    --------------
Total issued                                      808,512         7,991,325
Automatic conversion of shares                    (11,194)         (110,703)
Shares redeemed                                  (794,888)       (7,860,899)
                                           --------------    --------------
Net increase                                        2,430    $       19,723
                                           ==============    ==============

Limited Maturity Portfolio

Class B Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     1,338,974    $   13,393,753
Shares issued to shareholders in reinvest-
ment of dividends and distributions               102,051         1,019,989
                                           --------------    --------------
Total issued                                    1,441,025        14,413,742
Automatic conversion of shares                     (4,824)          (48,169)
Shares redeemed                                (1,593,291)      (15,930,886)
                                           --------------    --------------
Net decrease                                     (157,090)   $   (1,565,313)
                                           ==============    ==============

Limited Maturity Portfolio

Class C Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                        60,596    $      597,803
Shares issued to shareholders
in reinvestment of dividends                          722             7,109
                                           --------------    --------------
Total issued                                       61,318           604,912
Shares redeemed                                   (44,539)         (439,064)
                                           --------------    --------------
Net increase                                       16,779    $      165,848
                                           ==============    ==============

Limited Maturity Portfolio

Class C Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                        63,750    $      635,910
Shares issued to shareholders in reinvest-
ment of dividends and distributions                   804             8,012
                                           --------------    --------------
Total issued                                       64,554           643,922
Shares redeemed                                   (28,985)         (289,370)
                                           --------------    --------------
Net increase                                       35,569    $      354,552
                                           ==============    ==============

Limited Maturity Portfolio

Class D Shares for the Six Months                                 Dollar
Ended December 31, 1999                           Shares          Amount

Shares sold                                     1,362,406    $   13,459,113
Automatic conversion of shares                     11,189           110,703
Shares issued to shareholders
in reinvestment of dividends                       73,591           727,775
                                           --------------    --------------
Total issued                                    1,447,186        14,297,591
Shares redeemed                                (3,136,361)      (31,030,860)
                                           --------------    --------------
Net decrease                                   (1,689,175)   $  (16,733,269)
                                           ==============    ==============

Limited Maturity Portfolio

Class D Shares for the Year                                       Dollar
Ended June 30, 1999                               Shares          Amount

Shares sold                                     7,562,021    $   75,656,488
Automatic conversion of shares                      4,820            48,169
Shares issued to shareholders in reinvest-
ment of dividends and distributions               137,748         1,377,161
                                           --------------    --------------
Total issued                                    7,704,589        77,081,818
Shares redeemed                                (6,196,465)      (61,920,049)
                                           --------------    --------------
Net increase                                    1,508,124    $   15,161,769
                                           ==============    ==============


5. Capital Loss Carryforward:
At June 30, 1999, the Limited Maturity had a net capital loss carryforward of approximately $1,928,000, all of which expires in 2003. These amounts will be available to offset like amounts of any future taxable gains.